              As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-75174
                                                       '40 Act File No. 811-3338

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                       Post-Effective Amendment No. 28 [x]
                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 29 [x]

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus.

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on (September 24, 1999) pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================


                                    1 of 26

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4        ITEM                                                                                              PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS

       Item 1.    Cover Page...................................................................................3
       Item 2.    Definitions..................................................................................5
       Item 3.    Synopsis or Highlights......................................................................12
       Item 4.    Condensed Financial Information.............................................................14
       Item 5.    General Description of Registrant, Depositor, and Portfolio Companies.......................21
       Item 6.    Deductions and Expenses.....................................................................23
       Item 7.    General Description of Variable Annuity Contracts...........................................27
       Item 8.    Annuity Period..............................................................................35
       Item 9.    Death Benefit and Distributions.............................................................37
       Item 10.   Purchases and Contract Value................................................................27
       Item 11.   Redemptions.................................................................................30
       Item 12.   Taxes.......................................................................................42
       Item 13.   Legal Proceedings...........................................................................49
       Item 14.   Table of Contents of the Statement of Additional Information................................53

Part B INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
       Item 15.   Cover Page..................................................................................59
       Item 16.   Table of Contents...........................................................................59
       Item 17.   General Information and History.............................................................59
       Item 18.   Services....................................................................................59
       Item 19.   Purchase of Securities Being Offered........................................................60
       Item 20.   Underwriters................................................................................60
       Item 21.   Calculation of Performance..................................................................60
       Item 22.   Annuity Payments............................................................................61
       Item 23.   Financial Statements........................................................................62

Part C OTHER INFORMATION
       Item 24.   Financial Statements and Exhibits..........................................................103
       Item 25.   Directors and Officers of the Depositor....................................................105
       Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.............107
       Item 27.   Number of Contract Owners..................................................................119
       Item 28.   Indemnification............................................................................119
       Item 29.   Principal Underwriter......................................................................119
       Item 30.   Location of Accounts and Records...........................................................121
       Item 31.   Management Services........................................................................121
       Item 32.   Undertakings...............................................................................122





                                    2 of 126

                     SUPPLEMENT DATED SEPTEMBER 24, 1999 TO
                        PROSPECTUS DATED MAY 1, 1999 FOR
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                        NATIONWIDE LIFE INSURANCE COMPANY
                                   THROUGH ITS
                           MULTI-FLEX VARIABLE ACCOUNT

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. An application has been filed with the Securities and Exchange Commission ("SEC") for an Order permitting the substitution of the shares of the American Century Variable Portfolios, Inc. - American Century VP Advantage ("VP Advantage") currently held in sub-accounts by contract owners with shares of the American Century Variable Portfolios, Inc. - American Century VP Balanced ("VP Balanced"). Until an Order is granted by the SEC, both investment options will be available to all contract owners as underlying investment options. If an Order is granted, information will be sent to all contract owners regarding the "Exchange Date" on which VP Advantage will be eliminated as an investment option and VP Balanced will be substituted for VP Advantage.

2. The following underlying mutual funds will not be available as investment options for new annuity applications received on or after September 27, 1999, or applications received by Nationwide's home office prior to September 27, 1999 that were not received in good order:

            American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation

      Current contracts are not affected by this change.

3. Information for the following underlying mutual funds contained in the "Underlying Mutual Fund Annual Expenses" table located on page 8 of your prospectus, is amended as follows:


                                   Underlying Mutual Fund Annual Expenses
         (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

4. Effective September 1, 1999 "Appendix A: Objectives for Underlying Mutual Funds" located on pages 52 through 56 of your prospectus is amended as follows:

      NATIONWIDE SEPARATE ACCOUNT TRUST
      Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF.




                                    3 of 127

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                                           Management       Other         12b-1      Total Mutual
                                                               Fees        Expenses       Fees       Fund Expenses
NSAT Government Bond Fund                                      0.50%         0.22%        0.00%        0.72%
NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%



                                       2





                                    4 of 127

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

       Issued by Nationwide Life Insurance Company through its Nationwide
                           Multi-Flex Variable Account

                   The date of this prospectus is May 1, 1999.
--------------------------------------------------------------------------------


This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

AIM VARIABLE INSURANCE FUNDS, INC.

     -    AIM V.I. Capital Appreciation Fund

     -    AIM V.I. International Equity Fund

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM
      FAMILY OF INVESTMENTS

     -    American Century VP Advantage

     -    American Century VP Balanced

     -    American Century VP Capital Appreciation

     -    American Century VP Income & Growth

DREYFUS

     -    Dreyfus Stock Index Fund, Inc.

     -    The Dreyfus Socially Responsible Growth Fund, Inc.

DREYFUS VARIABLE INVESTMENT FUND

     -    Capital Appreciation Portfolio

     -    Quality Bond Portfolio

     -    Small Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     -    VIP Equity-Income Portfolio

     -    VIP High Income Portfolio*

JANUS ASPEN SERIES

     -    International Growth Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST

     -    Government Bond Fund

     -    Money Market Fund

     - Nationwide High Income Bond Fund (subadviser: Federated Investment Counseling)

     -    Total Return Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     -    AMT Balanced Portfolio

STRONG OPPORTUNITY FUND II, INC.

TEMPLETON VARIABLE PRODUCTS SERIES FUND

     -    Templeton International Fund: Class A

* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Multi-Flex Variable Account ("variable account") may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 51.

For general information or to obtain FREE copies of the:

     -    Statement of Additional Information

     -    prospectus for any underlying mutual fund

     -    required Nationwide forms,

call:         1-800-451-0070
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182437
       COLUMBUS, OHIO 43216

                                    4 of 126

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:

-     A BANK DEPOSIT              -    FEDERALLY INSURED

-     ENDORSED BY A BANK OR       -    AVAILABLE IN EVERY
      GOVERNMENT AGENCY                STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    5 of 126

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Multi-Flex Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    6 of 126



TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF CONTRACT EXPENSES......................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............8

EXAMPLE...........................................9

SYNOPSIS OF THE CONTRACTS........................10

FINANCIAL STATEMENTS.............................11

CONDENSED FINANCIAL INFORMATION..................12

NATIONWIDE LIFE INSURANCE COMPANY................19

NATIONWIDE ADVISORY SERVICES, INC................19

INVESTING IN THE CONTRACT........................19
     The Variable Account and Underlying
         Mutual Funds
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS..................21
     Contract Maintenance Charge
     Contingent Deferred Sales Charge
     Variable Account Charges for Contracts
         Issued Before November 3, 1997
     Variable Account Charges for Contracts
         Issued On or After November 3, 1997
     School District Processing Fee
     Contract Exchange Fee
     Premium Taxes

CONTRACT OWNERSHIP...............................24
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................25
     Minimum Initial and Subsequent Purchase
         Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE..................................28

SURRENDER (REDEMPTION)...........................28
     Surrenders Under a Texas Optional
         Retirement Program
     Surrenders Under a Qualified Plan or Tax
         Sheltered Annuity

LOAN PRIVILEGE...................................30
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.......................................31

CONTRACT OWNER SERVICES..........................32
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................33

ANNUITIZING THE CONTRACT.........................33
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity
         Payments
     Annuity Payment Options

DEATH BENEFITS...................................35

     Death of Contract Owner - Non-Qualified
         Contracts
     Death of Annuitant - Non-Qualified
         Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS...........................37

     Required Distributions for Non-Qualified
         Contracts
     Required Distributions for Qualified Plans
         and Tax Sheltered Annuities
     Required Distributions for IRAs and SEP
         IRAs
     Required Distributions for Roth IRAs

                                    7 of 126


FEDERAL TAX CONSIDERATIONS.......................40
     Federal Income Taxes
     Qualified Plans, IRAs, SEP IRAs and Tax
         Sheltered Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
         Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................45

YEAR 2000 COMPLIANCE ISSUES......................46

LEGAL PROCEEDINGS................................47

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..48

TABLE OF CONTENTS OF STATEMENT OF
     ADDITIONAL INFORMATION .....................51

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS ...............................52

                                    8 of 126

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
the lesser of purchase payments or
amounts surrendered)............................7%(1)

Range of CDSC over time:

Number of Completed Years from            CDSC
   Date of Purchase Payment            Percentage
               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%

MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE.............................$30(2)

(1) Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

    a)  10% of purchase payments made to the contract; or

    b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

    This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

    Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity or other Qualified Plan.

(2) Nationwide deducts the Contract Maintenance Charge on each contract anniversary and on the date of surrender when the contract is surrendered in full. Nationwide will waive the Contract Maintenance Charge under some circumstances (see "Contract Maintenance Charge").

VARIABLE ACCOUNT CHARGES(3)
(as a percentage of average account value)

Actuarial Risk Fee...........................1.30%(4)
     Total Variable Account Charges..........1.30%

MAXIMUM CONTRACT EXCHANGE FEE(5)
(when applicable).............................$40

MAXIMUM SCHOOL DISTRICT PROCESSING FEE(6)
(when applicable).................greater of $30 or
                            0.40% of contract value

(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

(4) For contracts issued before November 3, 1997 or in states that have not approved the applicable contract modifications, Nationwide will deduct:

    a) a Mortality and Expense Risk Charge of 1.25% of the daily net assets of the variable account; and

    b) an Administration Charge of 0.05% of the daily net assets of the variable account

See "Expenses of the Variable Account for Contracts Issued Before November 3, 1997."

For contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve contract modifications, Nationwide will deduct an Actuarial Risk Fee equal to 1.30% of the daily net assets of the variable account (see "Expenses of the Variable Account for Contracts Issued On or After November 3, 1997").

(5) Nationwide may assess a Contract Exchange Fee upon exchange of the contract for another Nationwide contract (see "Contract Exchange Fee").

(6) Nationwide may assess a School District Processing fee to reimburse it for charges assessed to Nationwide by individual school districts for the processing of employee payroll

                                    9 of 126
deductions (see "School District Processing Fee").

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Qualified Contracts and Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee (see "Loan Privilege").

                                   10 of 126


                              UNDERLYING MUTUAL FUND ANNUAL EXPENSES
        (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                         Management       Other         12b-1      Total Mutual
                                                            Fees         Expenses        Fees      Fund Expenses
AIM Variable Insurance Funds, Inc. - AIM V.I. Capital      0.63%          0.05%          0.00%          0.68%
Appreciation Fund
AIM Variable Insurance Funds, Inc. - AIM V.I.              0.75%          0.18%          0.00%          0.93%
International Equity Fund
American Century Variable Portfolios, Inc. - American      1.00%          0.00%          0.00%          1.00%
Century VP Advantage
American Century Variable Portfolios, Inc. - American      0.97%          0.00%          0.00%          0.97%
Century VP Balanced
American Century Variable Portfolios, Inc. - American      1.00%          0.00%          0.00%          1.00%
Century VP Capital Appreciation
American Century Variable Portfolios, Inc. - American      0.70%          0.00%          0.00%          0.70%
Century VP Income & Growth
Dreyfus Stock Index Fund, Inc.                             0.25%          0.01%          0.00%          0.26%
The Dreyfus Socially Responsible Growth Fund, Inc.         0.75%          0.05%          0.00%          0.80%
Dreyfus Variable Investment Fund - Capital                 0.75%          0.05%          0.00%          0.80%
Appreciation Portfolio
Dreyfus Variable Investment Fund - Quality Bond            0.65%          0.08%          0.00%          0.73%
Portfolio
Dreyfus Variable Investment Fund - Small Cap Portfolio     0.75%          0.02%          0.00%          0.77%
Fidelity VIP Equity-Income Portfolio                       0.49%          0.08%          0.00%          0.57%
Fidelity VIP High Income Portfolio                         0.58%          0.12%          0.00%          0.70%
Janus Aspen Series - International Growth Portfolio        0.66%          0.20%          0.00%          0.86%
NSAT Government Bond Fund                                  0.50%          0.07%          0.00%          0.57%
NSAT Money Market Fund                                     0.40%          0.06%          0.00%          0.46%
NSAT Nationwide High Income Bond Fund                      0.80%          0.15%          0.00%          0.95%
NSAT Total Return Fund                                     0.59%          0.06%          0.00%          0.65%
Neuberger Berman AMT Balanced Portfolio                    0.85%          0.18%          0.00%          1.03%
Strong Opportunity Fund II, Inc.                           1.00%          0.16%          0.00%          1.16%
Templeton Variable Products Series Fund - Templeton        0.69%          0.17%          0.00%          0.86%
International Fund: Class A

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                         Management       Other         12b-1      Total Mutual
                                                            Fees         Expenses        Fees      Fund Expenses
Fidelity VIP Equity-Income Portfolio                       0.49%          0.09%          0.00%          0.58%
NSAT Nationwide High Income Bond Fund                      0.80%          0.32%          0.00%          1.12%

                                   11 of 126

EXAMPLE


The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects CDSC, variable account charges of 1.30%, and the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

For certain contracts which are exchanged for other contracts issued by Nationwide or an affiliate of Nationwide, the CDSC may be waived and a Contract Exchange Fee not to exceed $40 may be assessed (see "Contract Exchange Fee"). Under such circumstances, the expenses that follow would be adjusted to reflect the Contract Exchange Fee and the waiver of the CDSC.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

                              If you surrender your contract If you do not surrender your  If you annuitize your contract at
                                the end of the applicable      contract at the end of the   at the end of the applicable
                                       time period              applicable time period              time period
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
AIM Variable Insurance          92     114    146     255      22    69     119     255      *     69     119      255
Funds, Inc. - AIM V.I.
Capital Appreciation Fund
AIM Variable Insurance          95     122    159     281      25    77     132     281      *     77     132      281
Funds, Inc. - AIM V.I.
International Equity Fund
American Century Variable       96     124    163     288      26    79     136     288      *     79     136      288
Portfolios, Inc. - American
Century VP Advantage
American Century Variable       96     123    161     285      26    78     134     285      *     78     134      285
Portfolios, Inc. - American
Century VP Balanced
American Century Variable       96     124    163     288      26    79     136     288      *     79     136      288
Portfolios, Inc. - American
Century VP Capital
Appreciation
American Century Variable       93     115    147     257      23    70     120     257      *     70     120      257
Portfolios, Inc. - American
Century VP Income & Growth
Dreyfus Stock Index Fund,       88     101    123     209      18    56     96      209      *     56      96      209
Inc.

The Dreyfus Socially            94     118    152     267      24    73     125     267      *     73     125      267
Responsible Growth Fund, Inc.
Dreyfus Variable Investment     94     118    152     267      24    73     125     267      *     73     125      267
Fund - Capital Appreciation
Portfolio
Dreyfus Variable Investment     93     116    148     260      23    71     121     260      *     71     121      260
Fund - Quality Bond Portfolio

                                   12 of 126

                              If you surrender your contract If you do not surrender your  If you annuitize your contract at
                                the end of the applicable      contract at the end of the   at the end of the applicable
                                       time period              applicable time period              time period
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
Dreyfus Variable Investment     93     117    150     264      23    72     123     264      *     72     123      264
Fund - Small Cap Portfolio
Fidelity VIP Equity-Income      91     111    140     243      21    66     113     243      *     66     113      243
Portfolio
Fidelity VIP High Income        93     115    147     257      23    70     120     257      *     70     120      257
Portfolio
Janus Aspen Series -            94     120    155     274      24    75     128     274      *     75     128      274
International Growth
Portfolio
NSAT Government Bond Fund       91     111    140     243      21    66     113     243      *     66     113      243
NSAT Money Market Fund          90     107    134     231      20    62     107     231      *     62     107      231
NSAT Nationwide High Income     95     123    160     283      25    78     133     283      *     78     133      283
Bond Fund
NSAT Total Return Fund          92     113    144     251      22    68     117     251      *     68     117      251
Neuberger Berman AMT            96     125    164     291      26    80     137     291      *     80     137      291
Balanced Portfolio
Strong Opportunity Fund II,     98     129    171     305      28    84     144     305      *     84     144      305
Inc.
Templeton Variable Products     94     120    155     274      24    75     128     274      *     75     128      274
Series Fund - Templeton
International Fund: Class A

    *The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and references to "contract owner" will mean "participant" unless otherwise indicated in the plan.

The contracts can be categorized as:

    -   Non-Qualified;

    -   Individual Retirement Annuities;

    -   Roth IRAs;

    -   SEP IRAs;

    -   Tax Sheltered Annuities; and

    -   Qualified.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM INITIAL       MINIMUM
     CONTRACT           PURCHASE         SUBSEQUENT
       TYPE             PAYMENT           PAYMENTS
Non-Qualified            $1,500             $10
IRA                      $    0             $ 0
Roth IRA                 $    0             $ 0
SEP IRA                  $    0             $ 0
Tax Sheltered            $    0             $ 0
Annuity
Qualified                $    0             $ 0

Nationwide may lower the subsequent purchase payment minimum for employer sponsored deduction programs.

CHARGES AND EXPENSES

For contracts issued before November 3, 1997 or in states which have not approved applicable contract modifications, Nationwide will deduct:

    a) a Mortality and Expense Risk Charge of 1.25% of the daily net assets of the variable account; and

                                   13 of 126

    b) an Administration Charge of 0.05% of the daily net assets of the variable account.

See "Expenses of the Variable Account for Contracts Issued Before November 3, 1997."

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve corresponding contract modifications, Nationwide will deduct an Actuarial Risk Fee of 1.30% of the daily net assets of the variable account for actuarial risks assumed by Nationwide (see "Expenses of the Variable Account for Contracts Issued On or After November 3, 1997").

A maximum Contract Maintenance Charge of $30 is assessed against each contract on the contract anniversary. This charge reimburses Nationwide for administrative expenses related to contract issuance and maintenance (see "Contract Maintenance Charge"). Nationwide will waive the Contract Maintenance Charge for:

    1) Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date state insurance authorities in a state having a Unified Billing Authority approve corresponding contract modifications; or

    2) contracts issued to fund Qualified Plans (as defined by Section 401(k) of the Internal Revenue Code) on or after the later of November 3, 1997, or the date state insurance authorities approve corresponding contract modifications.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

                                   14 of 126

CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

UNDERLYING MUTUAL FUND         ACCUMULATION      ACCUMULATION          PERCENTAGE CHANGE    NUMBER OF
                               UNIT VALUE AT     UNIT VALUE            IN                   ACCUMULATION
                               BEGINNING OF      AT END OF             ACCUMULATION         UNITS AT END
                               PERIOD            PERIOD                UNIT VALUE           OF PERIOD       YEAR

AIM Variable Insurance         9.498576          11.184821             17.75%               75,146          1998
Funds, Inc. - AIM V.I.        10.000000           9.498576             -5.01%                 2066          1997**
Capital Appreciation
Fund - Q

AIM Variable Insurance         9.498576          11.184821             17.75%                5,515          1998
Funds, Inc. - AIM V.I.        10.000000           9.498576             -5.01%                  626          1997**
Capital Appreciation
Fund - NQ

AIM Variable Insurance         9.913890          11.300603             13.99%               11,832          1998
Funds, Inc. - AIM V.I.        10.000000           9.913890             -0.86%                  591          1997**
International Equity
Fund - Q

AIM Variable Insurance         9.913890          11.300603             13.99%                  456          1998
Funds, Inc. - AIM V.I.        10.000000           9.913890             -0.86%                    0          1997
International Equity
Fund - NQ

American Century              15.651770          18.104123             15.67%              398,890          1998
Variable Portfolios,          14.055040          15.651770             11.36%              442,702          1997
Inc. - American               13.035463          14.055040              7.82%              511,115          1996
Century VP Advantage - Q      11.312248          13.035463             15.23%              513,818          1995
                              11.343435          11.312248             -0.27%              518,729          1994
                              10.757355          11.343435              5.45%              467,066          1993
                              11.325089          10.757355             -5.01%              319,109          1992
                              10.000000          11.325089             13.25%               10,677          1991

American Century              15.651770          18.104123             15.67%              156,743          1998
Variable Portfolios,          14.055040          15.651770             11.36%              169,301          1997
Inc. - American               13.053463          14.055040              7.82%              199,799          1996
Century VP Advantage - NQ     11.312248          13.035463             15.23%              209,516          1995
                              11.343435          11.312248             -0.27%              237,606          1994
                              10.757355          11.343435              5.45%              225,188          1993
                              11.325089          10.757355             -5.01%              163,922          1992
                              10.000000          11.325089             13.25%                3,898          1991

                                   15 of 126

UNDERLYING MUTUAL FUND         ACCUMULATION      ACCUMULATION          PERCENTAGE CHANGE  NUMBER OF
                               UNIT VALUE AT     UNIT VALUE            IN                 ACCUMULATION
                               BEGINNING OF      AT END OF             ACCUMULATION       UNITS AT END
                               PERIOD            PERIOD                UNIT VALUE         OF PERIOD       YEAR
American Century             17.013707           19.938436             17.19%               25,000          1998
Variable Portfolios,         15.079515           17.013707             12.83%               25,000          1997
Inc. - American              13.802855           15.079515              9.25%               25,000          1996
Century VP Advantage -       11.822996           13.802855             16.75%               25,000          1995
NQ (Depositor Only)          11.701906           11.822996              1.03%               25,000          1994
                             10.953160           11.701906              6.84%               25,000          1993
                             11.380926           10.953160             -3.76%               25,000          1992
                             10.000000           11.380926             13.81%               25,000          1991

American Century             14.829811           14.321327             -3.43%            1,194,132          1998
Variable Portfolios,         15.531281           14.829811             -4.52%            1,536,676          1997
Inc. - American              16.447846           15.531281             -5.57%            1,991,010          1996
Century VP Capital           12.711014           16.447846             29.40%            1,986,887          1995
Appreciation - Q             13.030369           12.711014             -2.45%            1,855,905          1994
                             11.967533           13.030369              8.88%            1,492,249          1993
                             12.290177           11.967533             -2.63%              846,374          1992
                             10.000000           12.290177             22.90%               18,446          1991

American Century             14.829811           14.321327             -3.43%              509,808          1998
Variable Portfolios,         15.531281           14.829811             -4.52%              643,504          1997
Inc. - American              16.447846           15.531281             -5.57%              896,863          1996
Century VP Capital           12.711014           16.447846             29.40%              956,826          1995
Appreciation - NQ            13.030369           12.711014             -2.45%            1,058,520          1994
                             11.967533           13.030369              8.88%              984,830          1993
                             12.290177           11.967533             -2.63%              508,166          1992
                             10.000000           12.290177             22.90%               25,910          1991

American Century             10.403924           13.027526             25.22%              319,965          1998
Variable Portfolios,         10.000000           10.403924              4.04%               18,598          1997**
Inc. - American
Century VP Income &
Growth - Q

American Century             10.403924           13.027526             25.22%               21,051          1998
Variable Portfolios,         10.000000           10.403924              4.04%                2,246          1997**
Inc. - American
Century VP Income &
Growth - NQ

                                   16 of 126

UNDERLYING MUTUAL FUND         ACCUMULATION      ACCUMULATION          PERCENTAGE CHANGE  NUMBER OF
                               UNIT VALUE AT     UNIT VALUE            IN                 ACCUMULATION
                               BEGINNING OF      AT END OF             ACCUMULATION       UNITS AT END
                               PERIOD            PERIOD                UNIT VALUE         OF PERIOD     YEAR

Dreyfus Stock Index          21.913276           27.730490             26.55%            2,822,344       1998
Fund, Inc. - Q               16.698256           21.913276             31.23%            2,033,357       1997
                             13.807559           16.698256             20.94%              995,299       1996
                             10.227308           13.807559             35.01%              489,045       1995
                             10.271065           10.227308             -0.43%              297,344       1994
                             10.000000           10.271065              2.71%               65,529       1993

Dreyfus Stock Index          21.913276           27.730490             26.55%              515,394       1998
Fund, Inc. - NQ              16.698256           21.913276             31.23%              456,511       1997
                             13.807559           16.698256             20.94%              321,661       1996
                             10.227308           13.807559             35.01%              210,808       1995
                             10.271065           10.227308             -0.43%              185,724       1994
                             10.000000           10.271065              2.71%              100,168       1993

The Dreyfus Socially         20.223412           25.825425             27.70%            1,409,837       1998
Responsible Growth           15.953248           20.223412             26.77%              967,914       1997
Fund, Inc. - Q               13.333625           15.953248             19.65%              399,889       1996
                             10.039093           13.333625             32.82%               94,479       1995
                             10.000000           10.039093              0.39%               16,111       1994

The Dreyfus Socially         20.223412           25.825425             27.70%               72,378       1998
Responsible Growth           15.953248           20.223412             26.77%               59,654       1997
Fund, Inc. - NQ              13.333625           15.953248             19.65%               30,211       1996
                             10.039093           13.333625             32.82%                7,847       1995
                             10.000000           10.039093              0.39%                1,221       1994

Dreyfus Variable             10.244238           13.166473             28.53%              410,871       1998
Investment Fund -            10.000000           10.244238              2.44%                2,752       1997**
Capital Appreciation
Portfolio - Q

Dreyfus Variable             10.244238           13.166473             28.53%               31,894       1998
Investment Fund -            10.000000           10.244238              2.44%                  487       1997**
Capital Appreciation
Portfolio - NQ

Dreyfus Variable             11.533218           12.008318              4.12%              529,887       1998
Investment Fund -            10.679640           11.533218              7.99%              377,157       1997
Quality Bond Portfolio - Q   10.493309           10.679640              1.78%              202,913       1996
                             10.000000           10.493309              4.93%                9,201       1995

                                   17 of 126

UNDERLYING MUTUAL FUND         ACCUMULATION      ACCUMULATION          PERCENTAGE CHANGE  NUMBER OF
                               UNIT VALUE AT     UNIT VALUE            IN                 ACCUMULATION
                               BEGINNING OF      AT END OF             ACCUMULATION       UNITS AT END
                               PERIOD            PERIOD                UNIT VALUE         OF PERIOD      YEAR
Dreyfus Variable             11.533218           12.008318              4.12%                 35,289       1998
Investment Fund -            10.679640           11.533218              7.99%                 30,747       1997
Quality Bond Portfolio- NQ   10.493309           10.679640              1.78%                 13,559       1996
                             10.000000           10.493309              4.93%                    626       1995

Dreyfus Variable             17.567589           16.742421             -4.70%              4,221,501       1998
Investment Fund -            15.245571           17.567589             15.23%              3,392,727       1997
Small Cap Portfolio - Q      13.249127           15.245571             15.07%              1,991,389       1996
                             10.374796           13.249127             27.70%                709,274       1995
                             10.000000           10.374796              3.75%                137,041       1994

Dreyfus Variable             17.567589           16.742421             -4.70%                154,139       1998
Investment Fund              15.245571           17.567589             15.23%                173,470       1997
Small Cap Portfolio - NQ     13.249127           15.245571             15.07%                132,109       1996
                             10.374796           13.249127             27.70%                 57,885       1995
                             10.000000           10.374796              3.75%                 21,950       1994

Fidelity VIP                 20.553936           22.645632             10.18%              5,377,059       1998
Equity-Income                16.255386           20.553936             26.44%              4,809,504       1997
Portfolio - Q                14.412060           16.255386             12.79%              3,685,628       1996
                             10.808255           14.412060             33.34%              2,504,171       1995
                             10.227513           10.808255              5.68%              1,591,113       1994
                             10.000000           10.227513              2.28%                345,527       1993

Fidelity VIP                 20.553936           22.645632             10.18%              1,151,378       1998
Equity-Income                16.255386           20.553936             26.44%              1,235,093       1997
Portfolio - NQ               14.412060           16.255386             12.79%              1,140,873       1996
                             10.808255           14.412060             33.34%              1,004,513       1995
                             10.227513           10.808255              5.68%                917,381       1994
                             10.000000           10.227513              2.28%                368,492       1993

Fidelity VIP High            15.396163           14.538235             -5.57%              1,649,380       1998
Income Portfolio - Q         13.256841           15.396163             16.14%              1,184,586       1997
                             11.779381           13.256841             12.54%                621,493       1996
                              9.895223           11.779381             19.04%                210,727       1995
                             10.000000            9.895223             -1.05%                 33,204       1994

Fidelity VIP High            15.396163           14.538235             -5.57%                 84,449       1998
Income Portfolio - NQ        13.256841           15.396163             16.14%                 70,227       1997
                             11.779381           13.256841             12.54%                 33,405       1996
                              9.895223           11.779381             19.04%                 11,249       1995
                             10.000000            9.895223             -1.05%                  2,726       1994


                                   18 of 126

UNDERLYING MUTUAL FUND         ACCUMULATION      ACCUMULATION          PERCENTAGE CHANGE  NUMBER OF
                               UNIT VALUE AT     UNIT VALUE            IN                 ACCUMULATION
                               BEGINNING OF      AT END OF             ACCUMULATION       UNITS AT END
                               PERIOD            PERIOD                UNIT VALUE         OF PERIOD      YEAR
Janus Aspen Series -           9.952334          11.516019             15.71%                313,231       1998
International Growth          10.000000           9.952334             -0.48%                    978       1997**
Portfolio - Q

Janus Aspen Series -           9.952334          11.516019             15.71%                 12,850       1998
International Growth          10.000000           9.952334             -0.48%                  2,117       1997**
Portfolio - NQ

NSAT Government Bond          32.572519          35.013105              7.49%              2,177,680       1998
Fund - Q                      30.092479          32.572519             -8.24%              2,630,778       1997
                              29.463573          30.092479              2.13%              2,948,795       1996
                              25.138302          29.463573             17.21%              3,276,421       1995
                              26.318797          25.138302             -4.49%              3,538,336       1994
                              24.348055          26.318797              8.09%              3,946,493       1993
                              22.869936          24.348055              6.46%              2,650,975       1992
                              19.854919          22.869936             15.19%              1,805,156       1991
                              18.372987          19.854919              8.07%              1,291,591       1990
                              16.331709          18.372987             12.50%              1,182,905       1989

NSAT Government Bond          32.584532          35.026017              7.49%                885,231       1998
Fund - NQ                     30.103580          32.584532              8.24%              1,136,230       1997
                              29.474435          30.103580              2.13%              1,371,551       1996
                              25.147577          29.474435             17.21%              1,618,704       1995
                              26.328516          25.147577             -4.49%              1,893,807       1994
                              24.357055          26.328516              8.09%              2,350,137       1993
                              22.878402          24.357055              6.46%              1,501,470       1992
                              19.862268          22.878402             15.19%                976,874       1991
                              18.379796          19.862268              8.07%                750,363       1990
                              16.337763          18.379796             12.50%                756,058       1989

NSAT Money Market Fund - Q*   21.120495          21.944976              3.90%              1,325,652       1998
                              20.329483          21.120495              3.89%              1,487,528       1997
                              19.595876          20.329483              3.74%              1,617,637       1996
                              18.790546          19.595876              4.29%              1,618,571       1995
                              18.325918          18.790546              2.54%              1,636,119       1994
                              18.069824          18.325918              1.42%              1,647,900       1993
                              17.705124          18.069824              2.06%              1,840,923       1992
                              16.950132          17.705124              4.45%              2,323,043       1991
                              15.891433          16.950132              6.66%              2,678,914       1990
                              14.760926          15.891433              7.66%              2,395,888       1989

                                   19 of 126

UNDERLYING MUTUAL FUND         ACCUMULATION      ACCUMULATION          PERCENTAGE CHANGE  NUMBER OF
                               UNIT VALUE AT     UNIT VALUE            IN                 ACCUMULATION
                               BEGINNING OF      AT END OF             ACCUMULATION       UNITS AT END
                               PERIOD            PERIOD                UNIT VALUE         OF PERIOD      YEAR
NSAT Money Market Fund - NQ* 22.947799           23.843612              3.90%              401,628       1998
                             22.088348           22.947799              3.89%              476,129       1997
                             21.291272           22.088348              3.74%              600,726       1996
                             20.416267           21.291272              4.29%              665,100       1995
                             19.911440           20.416267              2.54%              831,132       1994
                             19.633190           19.911440              1.42%              819,892       1993
                             19.236937           19.633190              2.06%            1,117,454       1992
                             18.416623           19.236937              4.45%            1,684,322       1991
                             17.266332           18.416623              6.66%            2,083,996       1990
                             16.038015           17.266332              7.66%            2,127,690       1989

NSAT Nationwide High         10.206766           10.658111              4.42%               26,163       1998
Income Bond Fund - Q         10.000000           10.206766              2.07%                  279       1997**


NSAT Nationwide High         10.206766           10.658111              4.42%                1,104       1998
Income Bond Fund - NQ        10.000000           10.206766              2.07%                    0       1997**


NSAT Total Return            79.422176           92.558757             16.54%            4,128,211       1998
Fund - Q                     62.170693           79.422176             27.75%            5,163,514       1997
                             51.701438           62.170693             20.25%            5,119,908       1996
                             40.575816           51.701438             27.42%            5,049,123       1995
                             40.671816           40.575816             -0.24%            5,094,417       1994
                             37.150744           40.671816              9.48%            4,467,810       1993
                             34.794462           37.150744              6.77%            3,578,781       1992
                             25.454897           34.794462             36.69%            2,974,227       1991
                             28.044760           25.454897             -9.23%            2,734,562       1990
                             25.094601           28.044760             11.76%            2,897,067       1989

NSAT Total Return            77.137765           89.896489             16.54%            1,438,302       1998
Fund - NQ                    60.382482           77.137765             27.75%            2,084,153       1997
                             50.214359           60.382482             20.25%            2,180,633       1996
                             39.408735           50.214359             27.42%            2,273,685       1995
                             39.501981           39.408735             -0.24%            2,360,160       1994
                             36.082181           39.501981              9.48%            2,184,517       1993
                             33.793676           36.082181              6.77%            1,671,604       1992
                             24.722750           33.793676             36.69%            1,370,409       1991
                             27.238121           24.722750             -9.23%            1,268,584       1990
                             24.372817           27.238121             11.76%            1,476,049       1989

                                   20 of 126

UNDERLYING MUTUAL FUND         ACCUMULATION      ACCUMULATION          PERCENTAGE CHANGE  NUMBER OF
                               UNIT VALUE AT     UNIT VALUE            IN                 ACCUMULATION
                               BEGINNING OF      AT END OF             ACCUMULATION       UNITS AT END
                               PERIOD            PERIOD                UNIT VALUE         OF PERIOD      YEAR
Neuberger Berman AMT         18.349145           20.316082             10.72%            1,672,034       1998
Balanced Portfolio - Q       15.563120           18.349145             17.90%            1,725,578       1997
                             14.753402           15.563120              5.49%            1,766,421       1996
                             12.077573           14.753402             22.16%            1,697,674       1995
                             12.661508           12.077573             -4.61%            1,651,413       1994
                             12.050347           12.661508              5.07%            1,478,589       1993
                             11.299008           12.050347              6.65%              743,247       1992
                             10.000000            11.29008             12.99%               13,232       1991

Neuberger Berman AMT         18.349145           20.316082             10.72%              549,897       1998
Balanced Portfolio - NQ      15.563120           18.349145             17.90%              620,264       1997
                             14.753402           15.563120              5.49%              702,451       1996
                             12.077573           14.753402             22.16%              728,876       1995
                             12.661508           12.077573             -4.61%              844,181       1994
                             12.050347           12.661508              5.07%              927,960       1993
                             11.299008           12.050347              6.65%              370,418       1992
                             10.000000           11.299008             12.99%               14,765       1991

Strong Opportunity           15.098205           16.920120             12.07%            1,309,839       1998
Fund II - Q                  12.193238           15.098205             23.82%              897,935       1997
                             10.456863           12.193238             16.61%              408,289       1996
                             10.000000           10.456863              4.57%               14,374       1995

Strong Opportunity           15.098205           16.920120             12.07%               70,745       1998
Fund II - NQ                 12.193238           15.098205             23.82%               62,437       1997
                             10.456863           12.193238             16.61%               35,456       1996
                             10.000000           10.456863              4.57%                1,437       1995

Templeton Variable           15.599596           16.833378              7.91%            2,030,341       1998
Products Series Fund -       13.869569           15.599596             12.47%            1,817,862       1997
Templeton                    11.329203           13.869569             22.42%            1,044,821       1996
International Fund:           9.913613           11.329203             14.28%              503,599       1995
Class A - Q                  10.000000            9.913613             -0.86%              161,196       1994

                                   21 of 126

UNDERLYING MUTUAL FUND         ACCUMULATION      ACCUMULATION          PERCENTAGE CHANGE  NUMBER OF
                               UNIT VALUE AT     UNIT VALUE            IN                 ACCUMULATION
                               BEGINNING OF      AT END OF             ACCUMULATION       UNITS AT END
                               PERIOD            PERIOD                UNIT VALUE         OF PERIOD      YEAR

Templeton Variable           15.599596           16.833378              7.91%               80,680       1998
Products Series Fund -       13.869569           15.599596             12.47%               96,813       1997
Templeton                    11.329203           13.869569             22.42%               66,863       1996
International Fund:           9.913613           11.329203             14.28%               39,371       1995
Class A - NQ                 10.000000            9.913613             -0.86%               24,273       1994

* The 7-day yield on the NSAT Money Market Fund as of December 31, 1998 was
3.52%.

** These underlying mutual funds were added to the variable account on November 3, 1997. Condensed Financial Information for these funds for 1997 reflects values from November 3, 1997 to December 31, 1997.

The American Century Variable Portfolios, Inc. - American Century VP Balanced was added to the variable account on May 1, 1999. Therefore, no Condensed Financial Information is available.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929. Nationwide is a member of the "Nationwide Insurance Enterprise" with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Multi-Flex Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on October 7, 1981, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under IRAs, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

                                   22 of 126

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

    1) shares of a current underlying mutual fund are no longer available for investment; or

    2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

The general account is not subject to the same laws as the variable account and the SEC has

                                   23 of 126
not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

- Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

Each contract anniversary (and on the date of surrender upon full surrender of the contract), Nationwide will deduct a Contract Maintenance Charge of $30 to reimburse it for administrative expenses relating to contract issuance and maintenance.

For Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date on which state insurance authorities approve corresponding contract modifications, Nationwide will waive the Contract Maintenance Charge for contracts issued in those states that use a Unified Billing Authority program (or any similar program) to process purchase payments.

                                   24 of 126

Nationwide will also waive the Contract Maintenance Charge for Qualified Plans (as defined by Section 401(k) of the Internal Revenue Code) issued on or after the later of November 3, 1997, or the date state insurance authorities approve corresponding contract modifications.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of the purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

 Number of Years from Date             CDSC
    of Purchase Payment             Percentage
             0                          7%
             1                          6%
             2                          5%
             3                          4%
             4                          3%
             5                          2%
             6                          1%
             7                          0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and the Mortality and Expense Risk Charge or, if applicable, the Actuarial Risk Fee, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

    (a) 10% of each purchase payment; or

    (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

    (1) upon the annuitization of contracts which have been in force for at least two years;

    (2) upon payment of a death benefit; or

    (3) from any values which have been held under a contract for at least 7 years.

                                   25 of 126

For Tax Sheltered Annuities, Qualified Contracts and SEP IRAs, Nationwide will waive the CDSC when:

    - the plan participant has participated in the contract for 10 years of active deferrals;

    -   the plan participant dies;

    - the plan participant experiences a hardship (as provided in Internal Revenue Code Section 403(b) and as defined by Internal Revenue Code
        Section 401(k)), provided that any hardship surrender may not include any income from salary reduction contributions;

    - the plan participant annuitizes after completing 2 years in the contract;

    - the plan participant separates from service (as defined in Internal Revenue Code Section 401(k)(2)(B)) and has participated in the contract for 5 years; or

    - the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)).

No CDSC applies to transfers among sub-accounts or between or among the fixed account and/or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange and Nationwide may assess a Contract Exchange Fee not to exceed $40 (see "Contract Exchange Fee").

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

VARIABLE ACCOUNT CHARGES FOR CONTRACTS ISSUED BEFORE NOVEMBER 3, 1997 (OR BEFORE THE DATE STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS)

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The mortality risk charges (0.80%) compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charges (0.45%) compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Administration Charge

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.05% of the daily net assets of the variable account.

The Administration Charge compensates Nationwide for administrative expenses.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

VARIABLE ACCOUNT CHARGES FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 3, 1997 (OR THE DATE STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS)

Actuarial Risk Fee

Nationwide deducts an Actuarial Risk Fee from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 1.30% of the daily net assets of the variable account.

                                   26 of 126

The Actuarial Risk Fee compensates Nationwide for actuarial risks, including administration expenses relating to contract issuance and maintenance, and mortality risk expenses.

SCHOOL DISTRICT PROCESSING FEE

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve corresponding contract modifications, Nationwide may charge against the contract any charges assessed to Nationwide by individual school districts for the processing of employee payroll deductions.

This charge will not exceed the greater of $30 or 0.40% of the contract value. This charge will never exceed the exact amount billed to Nationwide by school districts for this service.

Nationwide will deduct these charges from the contract:

    1)  at the time the contract is surrendered;

    2)  annually;

    3)  at annuitization; or

    4)  on any other date Nationwide becomes subject to these charges.

Nationwide will determine the method that will be used to recoup these expenses. It will be at Nationwide's sole discretion and may be changed without notice to contract owners.

CONTRACT EXCHANGE FEE

If a contract owner chooses to exchange the contract for another Nationwide contract (or a contract of any of its affiliates), Nationwide will make a determination as to the eligibility of such an exchange. In making the determination, Nationwide will apply its rules and regulations, which may include assessing a reasonable processing fee for the exchange. This fee will never exceed $40. The Contract Exchange Fee will be in addition to any Contract Maintenance Charge that may be applicable.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

    (1) the time the contract is surrendered;

    (2) annuitization; or

    (3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

    -   on a Nationwide form;

    -   signed by the contract owner; and

                                   27 of 126

    -   received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                          MINIMUM
     CONTRACT        MINIMUM INITIAL     SUBSEQUENT
       TYPE          PURCHASE PAYMENT     PAYMENTS
Non-Qualified            $1,500             $10
IRA                        $0                $0
Roth IRA                   $0                $0
SEP IRA                    $0                $0
Tax Sheltered              $0                $0
Annuity
Qualified                  $0                $0

Nationwide may lower the subsequent purchase payment minimum for employer sponsored deduction programs.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

                                   28 of 126

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day                   -  Independence Day
-   Martin Luther King, Jr. Day      -  Labor Day
-   Presidents Day                   -  Thanksgiving
-   Good Friday                      -  Christmas
-   Memorial Day

Nationwide also will not price purchase payments if:

    (1) trading on the New York Stock Exchange is restricted;

    (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

    (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

    1) the value of amounts allocated to the sub-accounts of the variable account; and

    2)  amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

    (a) is:

        (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

        (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

    (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

    (c) is a factor representing the daily variable account charges. The factor is equal to an

                                   29 of 126
        annual rate of 1.30% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

    1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

    2)  adding any interest earned on the amounts allocated.

TRANSFERS

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10%

                                   30 of 126
of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the

                                   31 of 126
fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

    a)  the amount requested; or

    b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

-   the participant dies;

-   the participant retires;

-   the participant terminates employment due to total disability; or

- the participant that works in a Texas public institution of higher education terminates employment.

Due to the restrictions described above, a participant under this plan will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Plan or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

    1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
        Section 72(m)(7)); or

    2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.  The surrender limitations described in Section A also apply to:

    1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

    2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

                                   32 of 126

    3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, plan terms and the Internal Revenue Code may modify these surrender provisions.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                CONTRACT     MAXIMUM OUTSTANDING LOAN
                VALUES       BALANCE ALLOWED

NON-ERISA       up to        up to 80% of contract
PLANS           $20,000      value (not more than
                             $10,000)

                $20,000      up to 50% of contract
                and over     value (not more than

                             $50,000*)

ERISA PLANS     All          up to 50% of contract
                             value (not more than
                             $50,000*)

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by

                                   33 of 126

Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

-   the contract is surrendered;

-   the contract owner/annuitant dies;

-   the contract owner who is not the annuitant dies prior to annuitization; or

-   annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

IRAs, Roth IRAs, SEP IRAs, Qualified Contracts, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee

                                   34 of 126
regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and certain sub-accounts into other sub-accounts. Contract owners may participate in this program if their contract value is $5,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual funds: Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Nationwide High Income Bond Fund, and NSAT Money Market Fund to any other underlying mutual fund. The minimum monthly transfer is $100.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the

                                   35 of 126
fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments. A CDSC may apply.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

    (1) an annuity payment option; and

    (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

    1)  deducting applicable premium taxes from the total contract value; then

    2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

                                   36 of 126

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an age last birthday basis by:

    1)  deducting applicable premium taxes from the total contract value; then

    2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

    - the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

    - an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

                                   37 of 126

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the contingent owner becomes the contract owner. If no contingent owner is named, the annuitant becomes the contract owner, unless the contract owner at the time of application, named his or her estate to receive the contract.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

   (1)  in a lump sum;

   (2)  as an annuity; or

   (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

                                   38 of 126

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

    (1) proper proof of the annuitant's death;

    (2) an election specifying the distribution method; and

    (3) any state required form(s).

For contracts issued on or after the later of November 3, 1997, or the date state insurance authorities approve contract modifications, if the annuitant dies before the first day of the calendar month following his or her 75th birthday, the death benefit will be the greatest of:

    1)  the contract value;

    2) the total of all purchase payments, less an adjustment for amounts surrendered; or

    3) the contract value as of the most recent five year contract anniversary before the annuitant's 75th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrenders.

For contracts issued before November 3, 1997 or the date state insurance authorities approve contract modifications, if the annuitant dies before the first day of the calendar month after his or her 75th birthday, the death benefit will be the greater of:

    1) the total of all purchase payments, increased at an annual rate of 5% simple interest from the date of each purchase payment for each full year the payment has been in force, less any amounts surrendered, or

    2)  the contract value.

Insurance regulations in the states of New York and North Carolina prohibit the death benefit described immediately above. For contracts issued in the states of New York and North Carolina, the death benefit will be the greater of:

    1) the sum of all purchase payments, less any amounts previously surrendered; or

    2)  the contract value.

For Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date state insurance authorities approve applicable contract modifications and before May 1, 1998, or the date insurance authorities approve applicable contract modifications, in states the use a Unified Billing Authority to process purchase payments, the death benefit will be the greater of:

    1)  the total of all purchase payments, less any amounts surrendered; or

    2)  the contract value.

For Tax Sheltered Annuities issued on or after May 1, 1998, or the date insurance authorities approve applicable contract modifications in states that use a Unified Billing Authority to process purchase payments, the death benefit will be the greater of;

    1) the total of all purchase payments, less an adjustment for amounts surrendered; or

    2)  the contract value.

The adjustment for amounts surrendered will reduce item (1) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after the first day of the calendar month after his or her 75th birthday and before the annuitization date, the death benefit will equal the contract value.

If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

REQUIRED DISTRIBUTIONS

                                   39 of 126

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

    1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

    2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

        a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

        b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

    a) the death of the annuitant will be treated as the death of a contract owner;

    b) any change of annuitant will be treated as the death of a contract owner; and

    c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans and Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

    a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

    b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

    a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

    b)  the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of

                                   40 of 126
the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by (a) the annuitant's life expectancy; or, if applicable, (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary. The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

    a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

    b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS

Distributions from an IRAs or SEP IRAs must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

    a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

    b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

    a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

        1) treat the contract as an IRA or SEP IRA established for his or her benefit; or

        2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

    b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than

                                   41 of 126

        December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs.

IRA and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

    a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

        1)  treat the contract as a Roth IRA established for his or her benefit;
            or

        2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

    b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs, including SEP IRAs; (2) Roth IRAs; (3) Tax Sheltered Annuities; (4) Qualified

                                   42 of 126

Contracts; and (5) Non-Qualified Contracts. Each type of annuity is discussed below.

IRAs, SEP IRAs and Individual Retirement Accounts

Distributions from IRAs, SEP IRAs, and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of an IRA or SEP IRA, or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service:

    -   the amount of nondeductible purchase payments;

    -   the amount of any distributions;

    - the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

    -   the total balance in all IRAs, SEP IRAs, and Individual Retirement
        Accounts.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

    (i) it is made on or after the date on which the contract owner attains age 59 1/2;

    (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

    (iii) it is attributable to the contract owner's disability; or

    (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

                                   43 of 126

Taxable distributions will not receive the same favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

Qualified Contracts and Tax Sheltered Annuities

Distributions from Qualified Contracts and Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income and no additional payments are due after his or her death, then he or she may be entitled to a deduction for the balance of the unrecovered investment in the contract on his or her final income tax return.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution

    1)  is the result of a contract owner's death;

                                   44 of 126

    2)  is the result of a contract owner's disability;

    3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner),

    4)  is for the purchase of an immediate annuity;

    5)  is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death.

The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.

This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:

    a) acquired by the estate of a decedent by reason of the death of the decedent;

    b) issued in connection with certain qualified retirement plans and individual retirement plans;

    c)  used in connection with certain structured settlements;

    d) purchased by an employer upon the termination of certain qualified retirement plans; or

    e)  an immediate annuity.

                                   45 of 126

QUALIFIED PLANS, IRAS, SEP IRAS, AND TAX SHELTERED ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Qualified Plans, IRAs, SEP IRAs, and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into other Qualified Plans, IRAs, or SEP IRAs. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, IRA or SEP IRA. Distributions that may NOT be rolled over are those that are:

    a) one of a series of substantially equal annual (or more frequent) payments made:

        1)  over the life (or life expectancy) of the contract owner;

        2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary;

        3)  for a specified period of ten years or more; or

    b)  a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

IRAs and SEP IRAs may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the IRA or SEP IRA does not qualify for the desired tax treatment.

ROTH IRAS

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.

For rollovers from Individual Retirement Accounts or Individual Retirement Annuities, all of the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount deferred under the four year election to be taxed immediately.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will

                                   46 of 126
withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required), or of it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

    1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

    2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

    1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

    2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

    -   a transfer of the contract from one contract owner to another; or

    -   a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

    a) an individual who is two or more generations younger than the contract owner; or

    b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

    - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

    - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before

                                   47 of 126
annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

    -   the failure to diversify was accidental;

    -   the failure is corrected; and

    -   a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

    -   statements showing the contract's quarterly activity;

    - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

    - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year

                                   48 of 126
in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that supports our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put into place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, and elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide Life Insurance Company ("Nationwide") is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A

                                   49 of 126
number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

                                   50 of 126

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

    -   precious metals;
    -   real estate;
    -   stocks and bonds;
    -   closed-end funds;
    -   bank money market deposit accounts and passbook savings;
    -   CDs; and
    -   the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

    -   S&P 500;
    -   Shearson/Lehman Intermediate Government/Corporate Bond Index;
    -   Shearson/Lehman Long-Term Government/Corporate Bond Index;
    -   Donoghue Money Fund Average;
    -   U.S. Treasury Note Index;
    -   Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
    -   Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

    -   Lipper Analytical Services, Inc.;
    -   CDA/Wiesenberger;
    -   Morningstar;
    -   Donoghue's;
    -   magazines such as:
        -   Money;
        -   Forbes;
        -   Kiplinger's Personal Finance Magazine;
        -   Financial World;
        -   Consumer Reports;
        -   Business Week;
        -   Time;
        -   Newsweek;
        -   National Underwriter; and
        -   News and World Report;

    -   LIMRA;
    -   Value;
    -   Best's Agent Guide;
    -   Western Annuity Guide;
    -   Comparative Annuity Reports;
    -   Wall Street Journal;
    -   Barron's;
    -   Investor's Daily;
    -   Standard & Poor's Outlook; and
    -   Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment

                                   51 of 126
experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of all charges that could be made to the contract, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                                   52 of 126

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                               10 Years
                                                                                             or Date Fund
                                                                                             Available in    Date Fund
                                                                                             the Variable   Available in
                                                                 1 Year         5 Years         Account     the Variable
                        Sub-Account Option                     to 12/31/98    to 12/31/98     to 12/31/98     Account

       AIM Variable Insurance Funds, Inc. - AIM V.I.              7.75%           N/A            -0.85%        11/03/97
       Capital Appreciation Fund
       AIM Variable Insurance Funds, Inc. - AIM V.I.              3.99%           N/A             0.25%        11/03/97
       International Equity Fund
       American Century Variable Portfolios, Inc. -               5.67%          6.59%            5.28%        08/15/91
       American Century VP Advantage
       American Century Variable Portfolios, Inc. -             -12.98%         -1.51%            2.04%        02/14/91
       American Century VP Capital Appreciation
       American Century Variable Portfolios, Inc. -              15.22%           N/A            14.70%        11/03/97
       American Century VP Income & Growth
       Dreyfus Stock Index Fund, Inc.                            16.55%         19.27%           18.09%        09/20/93
       The Dreyfus Socially Responsible Growth Fund, Inc.        17.70%           N/A            19.48%        05/02/94
       Dreyfus Variable Investment Fund - Capital                18.53%           N/A            15.79%        11/03/97
       Appreciation Portfolio
       Dreyfus Variable Investment Fund - Quality Bond           -5.88%           N/A             0.79%        09/01/95
       Portfolio
       Dreyfus Variable Investment Fund - Small Cap             -14.16%           N/A             8.46%        05/02/94
       Portfolio
       Fidelity VIP Equity-Income Portfolio                       0.18%         14.55%           13.56%        09/02/93
       Fidelity VIP High Income Portfolio                       -14.97%           N/A             4.82%        05/02/94
       Janus Aspen Series - International Growth Portfolio        5.71%           N/A             2.06%        11/03/97
       NSAT Government Bond Fund                                 -2.51%          2.45%            5.64%        12/17/82
       NSAT Money Market Fund                                    -6.10%          0.17%            1.27%        12/07/82
       NSAT Nationwide High Income Bond Fund                     -5.58%           N/A            -5.07%        11/03/97
       NSAT Total Return Fund                                     6.54%         15.06%           11.71%        12/21/82
       Neuberger Berman AMT Balanced Portfolio                    0.72%          6.71%            6.77%        02/14/91
       Strong Opportunity Fund II, Inc.                           2.07%           N/A            12.79%        09/01/95
       Templeton Variable Products Series Fund - Templeton       -2.09%           N/A             8.34%        05/02/94
       International Fund: Class A

                                   53 of 126

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                              10 Years
                                                                                            to 12/31/98
                                                                 1 Year        5 Years       or Life of        Date Fund
                        Sub-Account Option                     to 12/31/98   to 12/31/98        Fund           Effective
       AIM Variable Insurance Funds, Inc. - AIM V.I.             17.45%         15.49%          17.01%         05/05/93
       Capital Appreciation Fund
       AIM Variable Insurance Funds, Inc. - AIM V.I.             13.69%         9.62%           11.65%         05/05/93
       International Equity Fund
       American Century Variable Portfolios, Inc. -              15.37%         9.53%            8.06%         08/01/91
       American Century VP Advantage
       American Century Variable Portfolios, Inc. -              -3.73%         1.63%            7.11%         11/20/87
       American Century VP Capital Appreciation
       American Century Variable Portfolios, Inc. -              24.92%          N/A            28.46%         10/30/97
       American Century VP Income & Growth
       Dreyfus Stock Index Fund, Inc.                            26.25%         21.74%          15.36%         09/29/89
       The Dreyfus Socially Responsible Growth Fund, Inc.        27.40%         20.61%          21.11%         10/06/93
       Dreyfus Variable Investment Fund - Capital                28.23%         21.49%          19.59%         04/05/93
       Appreciation Portfolio
       Dreyfus Variable Investment Fund - Quality Bond           3.82%          4.80%            7.43%         08/31/90
       Portfolio
       Dreyfus Variable Investment Fund - Small Cap              -5.00%         11.18%          35.40%         08/31/90
       Portfolio
       Fidelity VIP Equity-Income Portfolio                      9.88%          17.00%          13.92%         10/09/86
       Fidelity VIP High Income Portfolio                        -5.87%         7.12%            9.41%         09/19/85
       Janus Aspen Series - International Growth Portfolio       15.41%          N/A            17.08%         05/02/94
       NSAT Government Bond Fund                                 7.19%          5.60%            7.71%         11/08/82
       NSAT Money Market Fund                                    3.60%          3.39%            3.80%         11/10/81
       NSAT Nationwide High Income Bond Fund                     4.12%           N/A             5.09%         10/31/97
       NSAT Total Return Fund                                    16.24%         17.63%          13.74%         11/08/82
       Neuberger Berman AMT Balanced Portfolio                   10.42%         9.65%            9.65%         02/28/89
       Strong Opportunity Fund II, Inc.                          11.77%         15.25%          17.30%         05/08/92
       Templeton Variable Products Series Fund - Templeton       7.61%          10.12%          12.45%         05/01/92
       International Fund: Class A

The American Century Variable Portfolios, Inc. - American Century VP Balanced was added to the variable account on May 1, 1999. Therefore, no sub-account performance is available.



                             TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                               PAGE

General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculations of Performance.......................................................................................2
Annuity Payments..................................................................................................3
Financial Statements..............................................................................................4

                                   54 of 126

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AIM VARIABLE INSURANCE FUNDS, INC.
AIM Variable Insurance Funds, Inc. is an open-end, series, management investment company. Shares of the Funds are currently offered to insurance company separate accounts to fund benefits of variable annuity contracts and variable life insurance policies. A I M Advisors, Inc. ("AIM"), the investment advisor for each Fund, continuously reviews and, from time to time, changes the portfolio holdings of each Fund in pursuit of each Fund's objective.

     AIM V.I. CAPITAL APPRECIATION FUND
     The Fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium and small sized growth opportunities.

     AIM V.I. INTERNATIONAL EQUITY FUND
     The Fund's investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company, which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP ADVANTAGE
     Investment Objective: Current income and capital growth. The Fund will seek to achieve its objective by investing in three types of securities. The Fund's investment manager intends to invest approximately (i) 20% of the Fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents; (ii) 40% of the Fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (iii) 40% of the Fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

                                   55 of 126

     AMERICAN CENTURY VP CAPITAL APPRECIATION
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique, known as portfolio optimization, may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

DREYFUS STOCK INDEX FUND
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies.

                                   56 of 126

The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     QUALITY BOND PORTFOLIO
     Investment Objective: To provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio invests in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. At least 80% of the value of the Portfolio's net assets will consist of obligation of securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and corporations which, at the time of purchase by the Portfolio's, are rated at least A by Moody's or Standard & Poor's, or determined to be of comparable quality by The Dreyfus Corporation. The Quality Bond Portfolio also may invest in Municipal Obligations. In addition, at least 65% of the value of the Series assets (except when maintaining a temporary defensive position) will be invested in bond, debentures and other debt instruments.

     SMALL CAP PORTFOLIO
     Investment Objective: Seeks to maximize capital appreciation. The Portfolio invests principally in common stocks. This Portfolio will be particularly alert to companies which Dreyfus considers to be emerging smaller-sized companies believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP Fund and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP HIGH INCOME PORTFOLIO
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

        - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

        - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor

                                   57 of 126
     protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end, management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     INTERNATIONAL GROWTH PORTFOLIO
     Investment Objective: Seeks long-term growth of capital. It pursues this objective primarily through investments in common stocks of issuers located outside the United States. The Portfolio has the flexibility to invest in a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may at times invest all of its assets in fewer than five countries or even in a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE HIGH INCOME BOND FUND
     Subadviser:  Federated Investment Counseling

     Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by S&P or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus. Federated Investment Counseling serves as the Fund's subadviser.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end diversified management investment company established as a Massachusetts business trust on December 14,

                                   58 of 126

1983. Shares of the NB Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger Berman Management Incorporated ("NB Management").

     AMT BALANCED PORTFOLIO
     Investment Objective: Long-term capital growth and reasonable current income without undue risk to principal. The Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. NB Management anticipates that the Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the NB Management's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward as low as 50% or upward as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. serves as investment advisor for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
Templeton Variable Products Series Fund is an open-end, diversified management investment company organized as a business trust under the laws of Massachusetts on February 25, 1988. The Trust was organized primarily as an investment vehicle for use in connection with variable annuity contracts and variable life insurance policies offered by life insurance companies. The investment manager is Templeton Investment Counsel, Inc.

     TEMPLETON INTERNATIONAL FUND - CLASS A
     Investment Objective: To seek long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

                                   59 of 126

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
               THROUGH ITS NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182437, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-451-0070, TDD 1-800-238-3035.


                                                 TABLE OF CONTENTS

                                                                                                               PAGE
General Information and History..................................................................................1
Services.........................................................................................................1
Purchase of Securities Being Offered.............................................................................2
Underwriters.....................................................................................................2
Calculation of Performance.......................................................................................2
Annuity Payments.................................................................................................3
Financial Statements.............................................................................................4

GENERAL INFORMATION AND HISTORY

Nationwide Multi-Flex Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide Insurance Enterprise. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $98.28 billion as of December 31, 1998.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual fund options. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

                                   60 of 126

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1998, 1997, and 1996, no underwriting commissions were paid by Nationwide to NAS.

CALCULATION OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1998, the NSAT Money Market Fund's seven-day current unit value yield was 3.52%. The NSAT Money Market Fund effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the fund. At December 31, 1998 the seven-day effective yield was 3.58%.

The NSAT Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality and Expense Risk Charge (or, if applicable, Actuarial Risk Fee). The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the

                                   61 of 126
period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is fixed per contract charge.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   62 of 126

----------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Multi-Flex Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Multi-Flex Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.


                                                       KPMG LLP


Columbus, Ohio
February 5, 1999










----------------------------------------------------------------------------

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1998

ASSETS:

  Investments at market value:

    AIM VI -- Capital Appreciation Fund (AIMCapAp)
      35,801 shares (cost $824,260) ............................ $    902,180

    AIM VI -- International Equity Fund (AIMIntEq)
      7,078 shares (cost $141,544) .............................      138,867

    American Century VP -- American Century
     VP Advantage (ACVPAdv)
      1,521,309 shares (cost $8,871,864) .......................   10,557,883

    American Century VP -- American Century
     VP Capital Appreciation (ACVPCapAp)
      2,706,430 shares (cost $26,986,527) ......................   24,412,001

    American Century VP -- American Century
     VP Income & Growth (ACVPIncGr)
      655,206 shares (cost $3,929,447) .........................    4,442,295

    The Dreyfus Socially Responsible Growth Fund, Inc.
     (DrySRGro)
      1,231,609 shares (cost $29,684,353) ......................   38,278,394

    Dreyfus Stock Index Fund (DryStkIx)
      2,846,471 shares (cost $64,611,510) ......................   92,567,233

    Dreyfus VIF -- Capital Appreciation Portfolio (DryCapAp)
      161,441 shares (cost $5,323,592) .........................    5,829,639

    Dreyfus VIF -- Quality Bond Portfolio (DryQualBd)
      590,148 shares (cost $6,872,826) .........................    6,786,701

    Dreyfus VIF -- Small Cap Portfolio (DrySmCap)
      1,358,914 shares (cost $71,085,983) ......................   73,259,081

    Fidelity VIP -- Equity-Income Portfolio (FidVIPEI)
      5,816,138 shares (cost $112,082,448) .....................  147,846,236

    Fidelity VIP -- High Income Portfolio (FidVIPHI)
      2,186,201 shares (cost $26,831,321) .....................   25,206,895

    Janus AS -- Janus Aspen International Growth
     Portfolio (JanASIntGr)
      176,546 shares (cost $3,757,661) .........................    3,755,142

    Nationwide SAT -- Capital Appreciation Fund (NSATCapAp)
      2,347,644 shares (cost $36,660,018) ......................   62,423,858

    Nationwide SAT -- Government Bond Fund (NSATGvtBd)
      9,184,632 shares (cost $102,920,860) .....................  107,368,353

    Nationwide SAT -- High Income Bond Fund (NSATHIncBd)
      28,946 shares (cost $286,837) ............................      290,622

    Nationwide SAT -- Money Market Fund (NSATMyMkt)
      38,784,037 shares (cost $38,784,037) .....................    38,784,037

    Nationwide SAT -- Total Return Fund (NSATTotRe)
      27,821,663 shares (cost $318,169,401) ....................   511,918,605

    Neuberger & Berman AMT -- Balanced Portfolio (NBAMTBal)
      2,762,700 shares (cost $42,351,459) ......................    45,142,521

    Strong Opportunity Fund II, Inc. (StOpp2)
      1,075,487 shares (cost $21,481,784) ......................    23,359,584

    Templeton VPS -- Templeton International Fund --
     Class I (TemIntFd)
      1,717,540 shares (cost $31,351,488) ......................    35,535,906
                                                                --------------
         Total investments ..................................... 1,258,806,033

  Accounts receivable ..........................................         6,371
                                                                --------------
         Total assets .......................................... 1,258,812,404

Accounts payable ...............................................        94,948
                                                                --------------
Contract owners' equity (note 4) ...............................$1,258,717,456
                                                                ==============




See accompanying notes to financial statements.
-------------------------------------------------------------------------------

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNER'S EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                         TOTAL                   AIMCAPAP       AIMINTEQ          ACVPADV
                                               -----------------------       --------------   ------------     ----------------
                                                1998            1997       1998      1997    1998     1997     1998        1997
                                                ----            ----       ----      ----    ----     ----     ----        ----
Investment activity:
  Reinvested dividends................... $   20,842,641      22,670,838    1,303       5    1,210       1     216,901     158,735
  Mortality, expense and administration
    charges (note 2).....................    (16,314,807)    (14,230,283)  (6,208)    (12)    (891)     (2)   (124,133)   (128,515)
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
    Net investment activity..............      4,527,834       8,440,555   (4,905)     (7)     319      (1)     92,768      30,220
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
  Proceeds from mutual fund shares sold..    270,437,065      93,597,620   43,627      --   25,294      --   1,825,984   1,974,464
  Cost of mutual fund shares sold........   (162,114,095)    (74,653,108) (39,795)     --  (24,275)     --  (1,514,576) (1,635,650)
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
    Realized gain (loss) on investments..    108,322,970      18,944,512    3,832      --    1,019      --     311,408     338,814
  Change in unrealized gain (loss)
    on investments.......................     (2,435,061)    143,730,354   77,316     603   (2,795)    118     252,847     195,541
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
    Net gain (loss) on investments.......    105,887,909     162,674,866   81,148     603   (1,776)    118     564,255     534,355
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
  Reinvested capital gains...............     45,381,013      36,308,617   23,090      66       --       4     816,147     548,350
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................    155,796,756     207,424,038   99,333     662   (1,457)    121   1,473,170    1,112,925
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
Equity transactions:
  Purchase payments received from
    contract owners......................    171,010,136     173,043,544  454,482   6,451   46,314   5,619     572,977      764,476
  Transfers between funds................             --              --  374,739  18,462   93,540     120    (351,854)  (1,266,044)
  Redemptions............................   (285,564,514)    (97,519,435) (51,115)     --   (5,180)     --  (1,112,420)    (944,093)
  Annuity benefits.......................       (113,703)        (99,001)      --      --       --      --         (23)          (7)
  Annual contract maintenance charge
    (note 2).............................     (1,959,464)     (1,743,035)    (633)     (2)    (171)     --     (15,231)     (16,700)
  Contingent deferred sales charges
    (note 2).............................       (944,022)       (824,723)    (200)     --      (39)     --     (13,255)     (14,965)
  Adjustments to maintain reserves.......          5,561          22,836        3      (3)      (4)     (1)         77           12
                                          --------------   -------------  -------  ------  ---------   ---  ----------   -----------
    Net equity transactions..............   (117,566,006)     72,880,186  777,276  24,908  134,460   5,738    (919,729)  (1,477,321)
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
Net change in contract owners' equity....     38,230,750     280,304,224  876,609  25,570  133,003   5,859     553,441     (364,366)
Contract owners' equity beginning
  of period..............................  1,220,486,706     940,182,482   25,570      --    5,859      --  10,004,517   10,368,913
                                          --------------   -------------  -------  ------  ---------   ---  ----------   ----------
Contract owners' equity end of period.... $1,258,717,456   1,220,486,706  902,179  25,570  138,862   5,859  10,557,958   10,004,517
                                          ==============   =============  =======  ======  =========   ===  ==========   ==========

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                        ACVPCapAp             ACVPIncGr                DrySRGro                   Drystklx
                                     ----------------      -----------------     -----------------           --------------------
                                     1998        1997      1998        1997      1998         1997           1998         1997

Investment activity:
  Reinvested dividends.............$       --           --     22,466      --         59,690        75,046      990,158     633,022
  Mortality, expense
  and administration
    charges (note 2)...............   (347,914)   (488,542)   (28,528)    (77)      (377,408)     (179,325)    (955,725)   (504,354)
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
    Net investment activity........   (347,914)   (488,542)    (6,062)    (77)      (317,718)     (104,279)      34,433     128,668
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
  Proceeds form mutual
   fund shares sold................  7,431,160  11,459,625    247,808     557        863,412       421,736    1,666,853     707,521
  Cost of mutual fund
   shares sold..................... (7,063,514) (9,640,042)  (230,017)   (538)      (500,142)     (251,714)    (804,459)   (457,827)
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
    Realized gain (loss)
     on investments................    367,646   1,819,583     17,791      19        363,270       170,022      862,394     249,694
  Change in unrealized
    gain (loss) on investments..... (2,548,105) (3,909,793)   511,807   1,041      5,900,793     2,221,298   16,211,739   7,644,619
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
    Net gain (loss) on
     investments..................  (2,180,459) (2,090,210)   529,598   1,060      6,264,063     2,391,320   17,074,133   7,894,313
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
  Reinvested capital gains........   1,515,406     818,434      2,123      --      1,386,849       585,969      182,250   1,507,200
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
    Net increase (decrease) in
     contract owners'
      equity resulting
        from operations...........  (1,012,967) (1,760,318)   525,659     983      7,333,194     2,873,010   17,290,816   9,530,181
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------

Equity transactions:
 Purchase payments received from
  contract owners.................   2,220,641   3,208,021  1,844,875  22,410     10,576,613     8,956,132   19,460,169  15,881,608

 Transfers between funds..........  (5,465,509) (9,312,700) 2,112,196 193,474      1,465,431     2,728,693    7,196,900   9,231,643
 Redemptions......................  (3,562,186) (4,504,076)  (254,487)     --     (1,776,381)     (588,429)  (5,731,400) (1,971,994)

 Annuity benefits.................        (190)         (7)        --      --             --            --       (2,559)         --

 Annual contract maintenance
  charge (note 2).................     (50,076)     (72,900)   (2,425)    (17)       (83,289)      (41,768)    (145,678)    (80,253)

 Contingent deferred sales
  charges (note 2)................     (49,503)    (78,351)      (342)     --        (18,094)       (8,178)     (62,149)    (22,485)

 Adjustment to maintain reserves..         513        (174)       259       9            428           (21)       2,514       1,530
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
     Net equity transactions.....   (6,906,310)(10,760,187) 3,700,076 215,876     10,164,708    11,046,429   20,717,797  23,040,049
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------

Net change in contract
  owners' equity..................  (7,919,277)(12,520,505) 4,225,735 216,859     17,497,902    13,919,439   38,008,613  32,570,230
Contract owners' equity
  beginning of period ............  32,331,863  44,852,368    216,859      --     20,780,931     6,861,492   54,561,165  21,990,935
                                   -----------  ---------- ---------- -------    -----------   -----------  -----------  ----------
Contract owners' equity
  end of period................... $24,412,586  32,331,863  4,442,594 216,859     38,278,833    20,780,931   92,569,778  54,561,165
                                   ===========  ========== ========== =======    ===========   ===========  ===========  ==========

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                               DryCapAp          DryQualBd               DrySmCap                 FidVIPEI
                                         ------------------  --------------------  ----------------------  ------------------------
                                            1998      1997     1998       1997        1998       1997         1998         1997
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
Investment activity:
  Reinvested dividends ................  $   29,273     205    336,884    214,911         252      66,440    1,767,643    1,376,653
  Mortality, expense and
     administration charges (note 2) ..     (28,062)    (16)   (76,197)   (43,572)   (883,862)   (618,547)  (1,811,344)  (1,336,938)
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
    Net investment activity ...........       1,211     189    260,687    171,339    (883,610)   (552,107)     (43,701)      39,715
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
  Proceeds from mutual fund shares
    sold ..............................     232,731      --    794,218    376,870   2,151,154     577,816    6,079,485    1,484,034
  Cost of mutual fund shares sold .....    (209,881)     --   (762,578)  (380,850) (1,434,829)   (353,809)  (3,887,729)    (998,925)
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
    Realized gain (loss) on
      investments .....................      22,850      --     31,640     (3,980)    716,325     224,007    2,191,756      485,109
  Change in unrealized gain (loss)
    on investments ....................     506,293    (245)  (184,062)    83,709  (4,434,714)  3,539,427    4,573,114   15,867,413
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
    Net gain (loss) on investments ....     529,143    (245)  (152,422)    79,729  (3,718,389)  3,763,434    6,764,870   16,352,522
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
  Reinvested capital gains ............         186      17    103,635     29,382   1,336,663   3,506,010    6,290,729    6,921,505
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations .....     530,540     (39)   211,900    280,450  (3,265,336)  6,717,337   13,011,898   23,313,742
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------

Equity transactions:
  Purchase payments received from
    contract owners ...................   2,080,221  11,423  2,019,788  2,268,714  23,152,760  24,803,583   23,845,625   25,054,542
  Transfers between funds .............   3,450,453  21,796    517,074    (54,361) (3,926,582)  2,005,819      279,782    4,912,332
  Redemptions .........................    (261,044)     --   (643,999)   (90,499) (5,065,492) (3,029,006) (13,156,692)  (7,187,817)
  Annuity benefits ....................          --      --         --         --          --          --       (1,823)        (998)
  Annual contract maintenance
    charge (note 2) ...................      (2,389)     (4)   (14,669)   (10,521)   (220,760)   (190,393)    (238,894)    (217,473)
  Contingent deferred sales
    charges (note 2) ..................      (1,172)     --     (7,839)    (1,276)    (64,756)    (31,745)    (141,165)     (84,502)
  Adjustments to maintain reserves ....        (137)      5        113         96        (511)        (50)         409        1,072
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
      Net equity transactions .........   5,265,932  33,220  1,870,468  2,112,153  13,874,659  23,558,208   10,587,242   22,477,156
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
Net change in contract owners' equity .   5,796,472  33,181  2,082,368  2,392,603  10,609,323  30,275,545   23,599,140   45,790,898
Contract owners' equity beginning
  of period ...........................      33,181      --  4,704,446  2,311,843  62,649,484  32,373,939  124,247,535   78,456,637
                                         ----------  ------  ---------  ---------  ----------  ----------  -----------  -----------
Contract owners' equity end of period .  $5,829,653  33,181  6,786,814  4,704,446  73,258,807  62,649,484  147,846,675  124,247,535
                                         ==========  ======  =========  =========  ==========  ==========  ===========  ===========

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                     Years Ended December 31, 1998 and 1997

                                                FidVIPHI           JanASIntGr           NSATCapAp                NSATGvtBd
                                       -----------------------  ----------------- -----------------------  ------------------------
                                           1998        1997       1998      1997     1998        1997        1998         1997
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
Investment activity:
  Reinvested dividends...............  $ 1,423,227     662,094     22,540      33     520,711     621,889    5,973,305    7,524,704
  Mortality, expense and
    administration charges (note 2)..     (303,847)   (177,447)   (22,121)    (22)   (871,653)   (771,115)  (1,492,699)  (1,616,047)
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
    Net investment activity..........    1,119,380     484,647        419      11    (350,942)   (149,226)   4,480,606    5,908,657
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
  Proceeds from mutual fund shares
    sold.............................      487,817     328,986    260,312      --  27,191,128   4,734,284   30,298,498   19,995,640
  Cost of mutual fund shares sold....     (433,912)   (284,239)  (262,817)     -- (12,328,964) (2,574,052) (29,393,218) (20,441,064)
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
    Realized gain (loss) on
      investments....................       53,905      44,747     (2,505)     --  14,862,164   2,160,232      905,280     (445,424)
  Change in unrealized gain (loss) on
    investments......................   (3,585,376)  1,402,718     (2,299)   (219)    (11,772) 12,931,948    2,221,884    4,216,681
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
    Net gain (loss) on investments...   (3,531,471)  1,447,465     (4,804)   (219) 14,850,392  15,092,180    3,127,164    3,773,257
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
  Reinvested capital gains...........      904,342      81,832      3,054      --   1,743,763   1,431,110      515,384           --
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations......   (1,507,749)  2,013,944     (1,331)   (208) 16,243,213  16,374,064    8,123,154    9,681,914
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------

Equity transactions:
  Purchase payments received from
    contract owners..................    8,511,396   7,922,442  1,682,674   4,995   4,344,587   3,933,159    6,311,434    6,432,559
  Transfers between funds............      506,824   1,346,162  2,201,050  26,016   1,551,729   3,829,604    2,143,077   (8,165,800)
  Redemptions........................   (1,543,731)   (594,910)  (155,078)     -- (27,248,088) (4,705,611) (31,796,007) (14,959,843)
  Annuity benefits...................           --          --         --      --      (5,545)     (4,444)     (18,715)     (18,506)
  Annual contract maintenance charge
    (note 2).........................      (62,035)    (42,994)    (2,187)     --     (69,163)    (61,538)    (143,045)    (159,430)
  Contingent deferred sales charges
    (note 2).........................      (17,150)     (7,262)      (787)     --     (37,866)    (36,519)     (91,476)    (128,121)
  Adjustments to maintain reserves...          (47)         44         12      (1)        829       1,147       (2,276)       2,917
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
    Net equity transactions..........    7,395,257   8,623,482  3,725,684  31,010 (21,463,517)  2,955,798  (23,597,008) (16,996,224)
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
Net change in contract owners'
  equity.............................    5,887,508  10,637,426  3,724,353  30,802  (5,220,304) 19,329,862  (15,473,854)  (7,314,310)
Contract owners' equity beginning of
  period.............................   19,319,305   8,681,879     30,802      --  67,645,086  48,315,224  122,839,668  130,153,978
                                       -----------  ----------  ---------  ------ -----------  ----------  -----------  -----------
Contract owners' equity end of
  period.............................  $25,206,813  19,319,305  3,755,155  30,802  62,424,782  67,645,086  107,365,814  122,839,668
                                       ===========  ==========  =========  ====== ===========  ==========  ===========  ===========

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                      NSATHIncBd           NSATMyMkt                  NSATTotRe                  NBAMTBal
                                   ----------------       -----------------       -----------------        --------------------
                                   1998        1997       1998        1997        1998         1997         1998          1997

Investment activity:
  Reinvested dividends............ $  12,442     30    2,073,211    2,286,364      5,590,811     7,841,110   1,016,529     704,341
  Mortality, expense and
  administration charges
  (note 2)........................    (2,277)     (4)    (527,889)    (583,593)    (7,193,698)   (6,817,098)   (569,585)   (534,476)
                                    ---------  -----  -----------  -----------    -----------   -----------  ----------   ---------

    Net investment activity.......    10,165      26    1,545,322    1,702,771     (1,602,887)    1,024,012     446,944     169,865
                                    ---------  -----  -----------  -----------    -----------   -----------   ---------- ----------
  Proceeds from mutual fund shares
   sold...........................   232,973      --   27,802,187   22,275,683    155,161,671    24,399,427   4,701,654   4,206,979
  Cost of mutual fund shares
   sold...........................  (238,033)     --  (27,802,187) (22,275,683)   (68,662,100)  (11,146,678) (4,516,095) (3,740,040)
                                    ---------  -----  -----------  -----------    -----------   -----------  ---------- -----------
  Realized gain (loss)
    on investments................    (5,060)     --           --           --     86,499,571    13,252,549     185,559     466,939
  Change in unrealized
    gain (loss) on investments....     3,767      18           --           --    (18,444,180)   92,265,314  (3,399,106)  4,192,554
                                    ---------  -----  -----------  -----------    -----------   -----------  ----------  ----------
    Net gain (loss) on
     investments..................    (1,293)     18           --           --      68,055,391  105,517,863  (3,213,547)  4,659,493
                                    ---------  -----  -----------  -----------    -----------   -----------  ----------  ----------
  Reinvested capital gains........         --     --           --           --      19,993,831   18,191,970   7,139,906   1,807,809
                                    --------   -----  -----------  -----------     -----------   -----------  ----------  ---------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations....      8,872      44   1,545,322     1,702,771     86,446,335   124,733,845   4,373,303   6,637,167
                                    ---------  -----  -----------  -----------     ----------   -----------   ---------- ----------

Equity transactions:
 Purchase payments received from
  contract owners.................   231,833      70   9,331,757    16,515,995     32,910,520    35,235,957   4,215,700   3,791,197
 Transfers between funds..........    61,586   2,734    (720,419)  (13,814,402)    (7,086,137)    7,251,400  (1,509,657) (2,569,977)
 Redemptions......................   (14,158)    --  (13,718,112)   (8,106,654)  (170,647,039)  (45,327,124) (4,853,908) (3,117,346)
 Annuity benefits.................        --     --       (4,505)       (4,656)       (80,283)      (70,375)        (60)         (8)
 Annual contract maintenance
  charge (note 2).................      (230)    --      (53,369)      (59,936)      (657,048)     (623,664)    (65,141)    (67,133)
 Contingent deferred sales
  charges (note 2)................      (128)    --      (61,733)      (47,539)      (272,491)     (290,852)    (61,893)    (53,200)
 Adjustment to maintain reserves..        (8)    --        3,489          (112)            37        17,772          72         402
                                    ---------  ----- -----------   -----------    -----------   -----------  ---------- -----------
     Net equity transactions......    278,895   2,804 (5,222,892)   (5,517,304)  (145,832,441)   (3,806,886) (2,274,887) (2,016,065)
                                    ---------  -----  ----------   -----------    -----------   -----------  ---------- -----------

Net change in contract owners'
   equity.........................    287,767   2,848 (3,677,570)   (3,814,533)   (59,386,106)  120,926,959   2,098,416   4,621,102
Contract owners' equity
  beginning of period.............      2,848     --  42,366,073    46,180,606    571,309,010   450,382,051  43,044,453  38,423,351
                                    ---------  ----- -----------   -----------    -----------   -----------  ---------- -----------
Contract owners' equity end of
  period.......................... $  290,615   2,848  38,688,503    42,366,073    511,922,904   571,309,010  45,142,869  43,044,453
                                   ==========  =====  ==========   ===========    ===========   ===========  ==========  ==========

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     Years Ended December 31, 1998 and 1997

                                                       StOpp2                        TemIntFd
                                                  -------------------           ------------------
                                                  1998           1997           1998          1997
                                                  ----           ----           ----          ----
Investment activity:
  Reinvested dividends.....................  $    52,459        38,347        731,626       466,908
  Mortality, expense and administration
     charges (note 2)......................     (248,876)     (128,404)      (441,890)     (302,177)
                                             -----------    ----------     ----------    ----------
     Net investment activity...............     (196,417)      (90,057)       289,736       164,731
                                             -----------    ----------     ----------    ----------

  Proceeds from mutual fund shares sold....      569,604        82,371      2,369,495       571,627
  Cost of mutual fund shares sold..........     (457,623)      (69,365)    (1,547,351)     (402,432)
                                             -----------    ----------     ----------    ----------
     Realized gain (loss) on investments...      111,981        13,006        822,144       169,195
  Change in unrealized gain (loss) on
    investments............................       46,665     1,422,166       (128,877)    1,653,443
                                             -----------    ----------     ----------    ----------
     Net gain (loss) on investments........      158,646     1,435,172        693,267     1,822,638
                                             -----------    ----------     ----------    ----------
  Reinvested capital gains.................    2,115,597       691,280      1,308,058       187,679
                                             -----------    ----------     ----------    ----------
       Net increase (decrease) in contract
          owners' equity resulting from
          operations.......................    2,077,826     2,036,395      2,291,061     2,175,048
                                             -----------    ----------     ----------    ----------

Equity transactions:
  Purchase payments received from
    contract owners.......................     7,498,780     6,100,729      9,696,990    12,123,462
  Transfers between funds.................       495,807     1,528,491     (3,390,030)    2,086,538
  Redemptions.............................    (1,150,570)     (534,715)    (2,817,427)   (1,857,318)
  Annuity benefits........................             -             -              -             -
  Annual contract maintenance charge
    (note 2)..............................       (51,449)      (34,063)       (81,582)      (64,246)
  Contingent deferred sales charges
    (note 2)..............................       (10,724)       (7,263)       (31,260)      (12,465)
  Adjustments to maintain reserves........            83          (368)          (294)       (1,440)
                                             -----------    ----------     ----------    ----------
     Net equity transactions..............     6,781,927     7,052,811      3,376,397    12,274,531
                                             -----------    ----------     ----------    ----------

Net change in contract owners' equity.....     8,859,753     9,089,206      5,667,458    14,449,579
Contract owners' equity beginning of
  period..................................    14,499,894     5,410,688     29,868,157    15,418,578
                                             -----------    ----------     ----------    ----------
Contract owners' equity end of period.....   $23,359,647    14,499,894     35,535,615    29,868,157
                                             ===========    ==========     ==========    ==========


See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                           December 31, 1998 and 1997

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (the Depositor) transferred to the Account 50,000 shares of the American Century VP -- American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

        Funds of the AIM Variable Insurance Funds, Inc. (AIM VI);
         AIM VI -- Capital Appreciation Fund (AIMCapAp)*
         AIM VI -- International Equity Fund (AIMIntEq)*

        Portfolios of the American Century Variable Portfolios, Inc.
          (American Century VP);
         American Century VP -- American Century VP Advantage (ACVPAdv)* American Century VP -- American Century VP Capital Appreciation
          (ACVPCapAP)*
         American Century VP -- American Century VP Income & Growth (ACVPIncGr)*

        The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)*
         Dreyfus Stock Index Fund (DryStkIx)*

        Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
         Dreyfus VIF -- Capital Appreciation Portfolio (DryCapAp)* Dreyfus VIF -- Quality Bond Portfolio (DryQualBd)*
         Dreyfus VIF -- Small Cap Portfolio (DrySmCap)*

        Portfolios of the Fidelity Variable Insurance Products Fund
          (Fidelity VIP);
         Fidelity VIP -- Equity-Income Portfolio (FidVIPEI)*
         Fidelity VIP -- High Income Portfolio (FidVIPHI)*

        Portfolio of the Janus Aspen Series (Janus AS);
         Janus AS -- Janus Aspen International Growth Portfolio (JanASIntGr)*

        Funds of the Nationwide Separate Account Trust (Nationwide SAT)
          (managed for a fee by an affiliated investment advisor); Nationwide SAT -- Capital Appreciation Fund (NSATCapAp)
          (not available to contracts established under NEA Valuebuilder) Nationwide SAT -- Government Bond Fund (NSATGvtBd)
         Nationwide SAT -- High Income Bond Fund (NSATHIncBd)*
         Nationwide SAT -- Money Market Fund (NSATMyMkt)
         Nationwide SAT -- Total Return Fund (NSATTotRe)

        Portfolio of the Neuberger & Berman Advisers Management Trust
          (Neuberger & Berman AMT);
         Neuberger & Berman AMT -- Balanced Portfolio (NBAMTBal)*

        Strong Opportunity Fund II, Inc. (StOpp2)*

        Portfolio of the Templeton Variable Products Series Fund
          (Templeton VPS);
         Templeton VPS -- Templeton International Fund -- Class I (TemIntFd)*

        At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Expenses

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to an annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. No charges were deducted from the initial funding, or from earnings thereon.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.









*This fund is only available for contracts issued to Plans established under the
                           NEA Valuebuilder Annuity.

(4) Components of Contract owners' equity

    The following is a summary of contract owners' equity at December 31, 1998, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:

Contracts in accumulation phase:                Units               Unit Value               Annual Return*
                                                -----               ----------          -------------------------
AIM VI -- Capital Appreciation Fund:
  Tax qualified..........................           75,146           $11.184821          $  840,495            18%
  Non-tax qualified......................            5,515            11.184821              61,684            18%

AIM VI -- International Equity Fund:
  Tax qualified.........................           11,832            11.300603             133,709            14%
  Non-tax qualified.....................              456            11.300603               5,153            14%

American Century VP -- American Century
VP Advantage:
  Tax qualified.........................          398,890             18.104123           7,221,554            16%
  Non-tax qualified.....................          156,743             18.104123           2,837,695            16%
  Initial Funding By Depositor..........           25,000             19.938436             498,461            17%

American Century VP -- American Century
VP Capital Appreciation:
  Tax qualified.........................         1,194,132            14.321327           17,101,555           (3)%
  Non-tax qualified.....................           509,808            14.321327            7,301,127           (3)%

American Century VP -- American Century
VP Income & Growth:
  Tax qualified.........................           319,965            13.027526            4,168,352           25%
  Non-tax qualified.....................            21,051            13.027526              274,242           25%

The Dsryfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified.........................         1,409,837            25.825425           36,409,640           28%
  Non-tax qualified.....................            72,378            25.825425            1,869,193           28%

Dreyfus Stock Index Fund:
  Tax qualified.........................         2,822,344            27.730490           78,264,982           27%
  Non-tax qualified.....................           515,394            27.730490           14,292,128           27%

Dreyfus VIF -- Capital Appreciation
Portfolio:
  Tax qualified.........................           410,871            13.166473            5,409,722           29%
  Non-tax qualified.....................            31,894            13.166473              419,931           29%

Dreyfus VIF -- Quality Bond Portfolio:
  Tax qualified.........................           529,887            12.008318            6,363,052            4%
  Non-tax qualified.....................            35,289            12.008318              423,762            4%

Dreyfus VIF -- Small Cap Portfolio:
  Tax qualified.........................         4,221,501            16.742421           70,678,147          (5)%
  Non-tax qualified.....................           154,139            16.742421            2,580,660          (5)%

Fidelity VIP -- Equity-Income Portfolio:
  Tax qualified.........................         5,377,059            22.645632          121,766,899           10%
  Non-tax qualified.....................         1,151,378            22.645632           26,073,682           10%

Fidelity VIP -- High Income Portfolio:
  Tax qualified.........................         1,649,380            14.538235           23,979,074          (6)%
  Non-tax qualified.....................            84,449            14.538235            1,227,739          (6)%

Janus AS -- Janus Aspen
International Growth Portfolio:
  Tax qualified.........................           313,231            11.516019            3,607,174           16%
  Non-tax qualified.....................            12,850            11.516019              147,981           16%

                                                                     (Continued)

Nationwide SAT -- Capital Appreciation Fund:
  Tax qualified................................   1,478,599      30.616503      45,269,531     28%
  Non-tax qualified............................     558,311      30.616503      17,093,530     28%

Nationwide SAT -- Government Bond Fund:
  Tax qualified................................   2,177,680      35.013105      76,247,338      7%
  Non-tax qualified............................     885,231      35.026017      31,006,116      7%

Nationwide SAT -- High Income Bond Fund:
  Tax qualified................................      26,163      10.658111         278,848      4%
  Non-tax qualified............................       1,104      10.658111          11,767      4%

Nationwide SAT -- Money Market Fund:
  Tax qualified................................   1,325,652      21.944976       29,091,401     4%
  Non-tax qualified............................     401,628      23.843612        9,576,262     4%

Nationwide SAT -- Total Return Fund:
  Tax qualified................................   4,128,211      92.558757      382,102,079    17%
  Non-tax qualified............................   1,438,302      89.896489      129,298,300    17%

Neuberger & Berman AMT -- Balanced Portfolio:
  Tax qualified................................   1,672,034      20.316082       33,969,180    11%
  Non-tax qualified............................     549,897      20.316082       11,171,753    11%

Strong Opportunity Fund II, Inc.:
  Tax qualified................................   1,309,839      16.920120       22,162,633    12%
  Non-tax qualified............................      70,745      16.920120        1,197,014    12%

Templeton VPS -- Templeton International Fund:
  Tax qualified................................   2,030,341      16.833378       34,177,498     8%
  Non-tax qualified............................      80,680      16.833378        1,358,117     8%
                                                  =========      =========
Reserves for annuity contracts in payout phase:
  Tax qualified................................                                     460,852
  Non-tax qualified............................                                     287,444
                                                                             --------------
                                                                             $1,258,717,456
                                                                             ==============


* The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

PART C.    OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS
                      (a)  To be filed by Financial Statements:

                           (1)   Financial statements included                                          PAGE
                                 in Prospectus
                                 (Part A):

                                 Condensed Financial Information.
                           (2)   Financial statements included
                                 in Part B:

                                 Those financial statements required by N/A Item
                                 23 to be included in Part B have been
                                 incorporated therein by reference to the Statement of Additional Information
                                 (Part A).

                           Nationwide Multi-Flex Separate Account:
                                 Independent Auditors' Report.                                           63
                                 Statements of Assets, Liabilities
                                 and Contract Owners' Equity as of December 31, 1998.                    64
                                 Statements of Operations and Changes
                                 in Contract Owners Equity for the years ended
                                 December 31, 1998 and 1997.                                             65
                                 Notes to Financial Statements.                                          66

                           Nationwide Life Insurance Company and Subsidiaries:
                                 Independent Auditors' Report.                                           76
                                 Consolidated Balance Sheets as of December 31, 1998
                                 and 1997.                                                               77
                                 Consolidated Statements of Income for the years
                                 ended December 31, 1998, 1997 and 1996.                                 78
                                 Consolidated Statements of Shareholder's Equity for the
                                 years ended December 31, 1998, 1997 and
                                 1996.                                                                   79
                                 Consolidated Statements of Cash Flows for the years
                                 ended December 31, 1998, 1997 and 1996.                                 80
                                 Notes to Consolidated Financial Statements.                             81






                                   104 of 126

Item 24.      (b)  Exhibits

                               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated by reference.

                               (2)    Not Applicable

                               (3) Underwriting or Distribution contracts between the Registrant and Principal Underwriter - Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated by reference.

                               (4) The form of the variable annuity contract Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated herein by reference.

                               (5)    Variable Annuity Application  - Filed
                                      previously  with  this  Registration
                                      Statement File No. (2-75174) and hereby
                                      incorporated by reference.

                               (6) Articles of Incorporation of Depositor Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated herein by reference.

                               (7)    Not Applicable

                               (8)    Not Applicable

                               (9) Opinion of Counsel - Filed previously with this Registration Statement File
                                      No. (2-75174) and hereby
                                      incorporated herein by reference.

                               (10)   Not Applicable

                               (11)   Not Applicable

                               (12)   Not Applicable

                               (13)   Performance Advertising Calculation
                                      Schedule - Filed previously with this
                                      Registration Statement File No. (2-75174) and hereby incorporated herein by reference.



                                   105 of 126

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA  30339

                          Ralph M. Paige, Executive Director                     Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                                   106 of 126


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1733A Westwood Avenue
                          Alliance, OH  44601

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          Phillip C. Gath                                Senior Vice President -
                          One Nationwide Plaza                                 Chief Actuary
                          Columbus, OH  43215

                          Richard D. Headley                           Senior Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH  43215

                          Donna A James                                Senior Vice President - Human
                          One Nationwide Plaza                                   Resources
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215



                                   107 of 126

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Douglas C. Robinette                            Senior Vice President-
                          One Nationwide Plaza                             Marketing and Product
                          Columbus, OH 43215                                Management Nationwide
                                                                        Financial Services of the
                                                                      Nationwide Insurance Enterprise

                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH  43215

                          Bruce C. Barnes                               Vice President - Technology
                          One Nationwide Plaza                             Strategy and Planning
                          Columbus, OH  43215

                          Dennis W. Click                               Vice President - Secretary
                          One Nationwide Plaza
                          Columbus, OH  43215

                          David A. Diamond                              Vice President - Enterprise
                          One Nationwide Plaza                                  Controller
                          Columbus, OH  43215

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                           Investment Life Actuarial
                          Columbus, OH  43215

                          R. Dennis Noice                                Vice President - Systems
                          One Nationwide Plaza
                          Columbus, OH  43215

                          Joseph P. Rath
                          One Nationwide Plaza                           Vice President - Product
                          Columbus, OH  43215                              and Market Compliance

                          Mark Thresher                                Vice President - Finance and
                          One Nationwide Plaza                                   Treasurer
                          Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                * Subsidiaries for which separate financial statements are filed

                ** Subsidiaries included in the respective consolidated financial statements

                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries


                                   108 of 126


                        COMPANY                     STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
         The 401K Companies, Inc.               Texas                                        Holding Company

         The 401(K) Company                     Texas                                        Third-party administrator for 401(k)
                                                                                             plans

         401K Investment Advisors, Inc.         Texas                                        Investment Advisor registered with the
                                                                                             SEC

         401K Investments Services, Inc.        Texas                                        NASD registered Broker-Dealer

         Affiliate Agency, Inc.                 Delaware                                     Life Insurance Agency

         Affiliate Agency of Ohio, Inc.         Ohio                                         Life Insurance Agency

         AID Finance Services, Inc.             Iowa                                         Holding Company

         ALLIED General Agency Company          Iowa                                         Managing General Agent and Surplus
                                                                                             Lines Broker (P&C)
         ALLIED Group, Inc.                     Iowa                                         Holding Company

         ALLIED Group Insurance Marketing       Iowa                                         Direct Marketer (P&C)
         Company

         ALLIED Group Merchant Banking          Iowa                                         Broker-Dealer
         Corporation

         ALLIED Group Mortgage Company          Iowa                                         Mortgage Lender

         ALLIED Life Brokerage Agency, Inc.     Iowa                                         Insurance Broker

         ALLIED Life Financial Corporation      Iowa                                         Holding Company

         ALLIED Life Insurance Company          Iowa                                         Insurance Company

         ALLIED Property and Casualty           Iowa                                         Underwrites General P&C Insurance
         Insurance Company

         Allnations, Inc.                       Ohio                                         Promotes international cooperative
                                                                                             insurance organizations
         AMCO Insurance Company                 Iowa                                         Underwrites General P&C Insurance

         American Marine Underwriters, Inc.     Florida                                      Underwriting Manager

         Auto Direkt Insurance Company          Germany                                      Insurance Company

         CalFarm Insurance Company              California                                   Stock Corporation

         Caliber Funding Corporation            Delaware                                     Stock Corporation

         Colonial County Mutual Insurance       Texas                                        Insurance Company

         Company

         Colonial Insurance Company of          Wisconsin                                    Insurance Company
         Wisconsin

         Columbus Insurance Brokerage and       Germany                                      Insurance Broker
         Service GmbH


                                   109 of 126


                        COMPANY                     STATE/COUNTRY OF         NO. VOTING         PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
         Cooperative Service Company            Nebraska                                     Insurance Agency

         Depositors Insurance Company           Iowa                                         Underwrites P&C insurance

         *Employers Life Insurance Company      Wisconsin                                    Life Insurance Company
         of  Wausau

         Excaliber Funding Corporation          Delaware                                     Limited purpose corporation

         F&B, Inc.                              Iowa                                         Insurance Agency

         Farmland Mutual Insurance Company      Iowa                                         Mutual Insurance Company

         Financial Horizons Distributors        Alabama                                      Insurance Agency
         Agency of Alabama, Inc.

         Financial Horizons Distributors        Ohio                                         Insurance Agency
         Agency of Ohio, Inc.

         Financial Horizons Distributors        Oklahoma                                     Insurance Agency
         Agency of Oklahoma, Inc.

         Financial Horizons Distributors        Texas                                        Insurance Agency
         Agency of Texas, Inc.

         *Financial Horizons Investment Trust   Massachusetts                                Investment Company

         Financial Horizons Securities          Oklahoma                                     Broker-Dealer
         Corporation

         GatesMcDonald Health Plus, Inc.        Ohio                                         Managed Care Organization

         Gates, McDonald & Company              Ohio                                         Cost Control

         Gates, McDonald & Company of Nevada    Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services

         Gates, McDonald & Company of New       New York                                     Workers' compensation claims
         York, Inc.                                                                          administration

         MedPro Solutions, Inc.                 Massachusetts                                Third-party administration services
                                                                                             for workers' compensation, automobile
                                                                                             injury and disability claims

         Insurance Intermediaries, Inc.         Ohio                                         Insurance Broker and Insurance Agency

         Irvin L. Schwartz and Associates,      Ohio                                         Insurance Agency
         Inc.

         Landmark Financial Services of New     New York                                     Life Insurance Agency
         York, Inc.

         Leben Direkt Insurance Company         Germany                                      Life Insurance Company



                                   110 of 126


                        COMPANY                 STATE/COUNTRY OF              NO. VOTING        PRINCIPAL BUSINESS
                                                ORGANIZATION                 SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
         Lone Star General Agency, Inc.         Texas                                        Insurance Agency

         Midwest Printing Services, Inc.        Iowa                                         General Printing Services

         Morley & Associates                    Oregon                                       Insurance Broker

         Morley Capital Management, Inc.        Oregon                                       Investment Adviser and stable value

                                                                                             money management
         Morley Financial Services, Inc.        Oregon                                       Holding Company

         Morley Research Associates, Ltd.       Delaware                                     Credit research consulting

         **MRM Investments, Inc.                Ohio                                         Owns and operates a recreational ski
                                                                                             facility

         **National Casualty Company            Wisconsin                                    Insurance Company

         National Casualty Company of America,  Great Britain                                Insurance Company
           Ltd.

         National Deferred Compensation, Inc.   Ohio                                         Administers deferred compensation
                                                                                             plans for public employees

         **National Premium and Benefit         Delaware                                     Insurance Administrative Services
         Administration Company

         Nationwide Advisory Services, Inc.     Ohio                                         Investment Management and
                                                                                             Administrative Services

         **Nationwide Agency, Inc.              Ohio                                         Insurance Agency

         Nationwide Agribusiness Insurance      Iowa                                         Insurance Company
         Company

         Nationwide Asset Allocation Trust      Massachusetts                                Investment Company

         Nationwide Cash Management Company     Ohio                                         Investment Securities Agent

         Nationwide Community Urban             Ohio                                         Special purpose real estate corporation
         Redevelopment Corporation

         Nationwide Corporation                 Ohio                                         Holding Company

         Nationwide Financial Institution       Delaware                                     Insurance Agency
         Distributors Agency, Inc.

         Nationwide Financial Services          Bermuda                                      Life Insurance Company
         (Bermuda) Ltd.

         Nationwide Financial Services          Delaware                                     Statutory Business Trust
         Capital Trust

         Nationwide Financial Services          Delaware                                     Statutory Business Trust
         Capital Trust II



                                   111 of 126

                        COMPANY                 STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                                ORGANIZATION             SECURITIES
                                                                        (SEE ATTACHED
                                                                         CHART UNLESS
                                                                          OTHERWISE
                                                                          INDICATED)

         Nationwide Financial Services, Inc.    Delaware                                     Holding Company

         Nationwide General Insurance Company   Ohio                                         Insurance Company

         Nationwide Global Holdings, Inc.       Ohio                                         Holding Company for International
                                                                                             Operations

         Nationwide Health Plans, Inc.          Ohio                                         Health Maintenance Organization

         *Nationwide Indemnity Company          Ohio                                         Reinsurance Company

         Nationwide Insurance Company of        California                                   Underwriter
         America

         Nationwide Insurance Company of        Ohio                                         Insurance Company
         Florida

         Nationwide Insurance Enterprise        Ohio                                         Membership Non-Profit Corporation
         Foundation

         Nationwide Services Company, LCC       Ohio                                         Shared services functions

         Nationwide Insurance Golf Charities,   Ohio                                         Membership Non-Profit Corporation
         Inc.

         Nationwide International Underwriters  California                                   Underwriting Manager

         Nationwide Investing Foundation        Michigan                                     Provide investors with continuous
                                                                                             source of investment

         *Nationwide Investing Foundation II    Massachusetts                                Common Law Trust

         Nationwide Investment Services         Oklahoma                                     Registered Broker-Dealer in deferred
         Corporation                                                                         compensation market

         Nationwide Investors Services, Inc.    Ohio                                         Stock Transfer Agent

         **Nationwide Life and Annuity          Ohio                                         Life Insurance Company
         Insurance Company

         **Nationwide Life Insurance Company    Ohio                                         Life Insurance Company

         Nationwide Lloyds                      Texas                                        Property Insurance

         Nationwide Management Systems, Inc.    Ohio                                         Preferred provider organization,
                                                                                             products and related services

         Nationwide Mutual Fire Insurance       Ohio                                         Mutual Insurance Company
         Company

         Nationwide Mutual Funds                Ohio                                         Investment Company

         Nationwide Mutual Insurance Company    Ohio                                         Mutual Insurance Company



                                   112 of 126

                        COMPANY                 STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                                ORGANIZATION             SECURITIES
                                                                        (SEE ATTACHED
                                                                         CHART UNLESS
                                                                          OTHERWISE
                                                                          INDICATED)

         Nationwide Properties, Ltd.            Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments
         Nationwide Property and Casualty       Ohio                                         Insurance Company
         Insurance Company

         Nationwide Realty Investors, Inc.      Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

         Nationwide Retirement Solutions, Inc.  Delaware                                     Market and administer deferred
                                                                                             compensation plans for public employees

         Nationwide Retirement Solutions,       Alabama                                      Market and administer deferred
         Inc. of Alabama                                                                     compensation plans for public employees

         Nationwide Retirement Solutions,       Arizona                                      Market and administer deferred
         Inc. of Arizona                                                                     compensation plans for public employees

         Nationwide Retirement Solutions,       Arkansas                                     Market and administer deferred
         Inc. of Arkansas                                                                    compensation plans for public employees

         Nationwide Retirement Solutions,       Montana                                      Market and administer deferred
         Inc. of Montana                                                                     compensation plans for public employees

         Nationwide Retirement Solutions,       Nevada                                       Market and administer deferred
         Inc. of Nevada                                                                      compensation plans for public employees

         Nationwide Retirement Solutions,       New Mexico                                   Market and administer deferred
         Inc. of New Mexico                                                                  compensation plans for public employees

         Nationwide Retirement Solutions,       Ohio                                         Market variable annuity contracts to
         Inc. of Ohio                                                                        members of the National Education
                                                                                             Association in the state of Ohio

         Nationwide Retirement Solutions,       Oklahoma                                     Market variable annuity contracts to
         Inc. of Oklahoma                                                                    members of the National Education
                                                                                             Association in the state of Oklahoma

         Nationwide Retirement Solutions,       South Dakota                                 Market and administer deferred
         Inc. of South Dakota                                                                compensation plans for public employees

         Nationwide Retirement Solutions,       Texas                                        Market and administer deferred
         Inc. of Texas                                                                       compensation plans for public employees

         Nationwide Retirement Solutions,       Wyoming                                      Market variable annuity contracts to
         Inc. of Wyoming                                                                     members of the National Education
                                                                                             Association in the state of Wyoming



                                   113 of 126

                        COMPANY                 STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                                ORGANIZATION             SECURITIES
                                                                        (SEE ATTACHED
                                                                         CHART UNLESS
                                                                          OTHERWISE
                                                                          INDICATED)
         Nationwide Retirement Solutions        Massachusetts                                Market and administer deferred
         Insurance Agency Inc.                                                               compensation plans for public employees

         *Nationwide Separate Account Trust     Massachusetts                                Investment Company

         Nationwide Trust Company, FSB          United States of America                     Federal Savings Bank

         Neckura Holding Company                Germany                                      Administrative services for Neckura
                                                                                             Insurance Group

         Neckura Insurance Company              Germany                                      Insurance Company

         Neckura Life Insurance Company         Germany                                      Life Insurance Company

         Nevada Independent                     Nevada                                       Workers' compensation administrative
         Companies-Construction                                                              services

         Nevada Independent Companies-Health    Nevada                                       Workers' compensation administrative
         and Nonprofit                                                                       services

         Nevada Independent Companies-          Nevada                                       Workers' compensation administrative
         Hospitality and Entertainment                                                       services

         Nevada Independent Companies-          Nevada                                       Workers' compensation administrative
         Manufacturing                                                                       services

         NFS Distributors, Inc.                 Delaware                                     Holding Company

         NWE, Inc.                              Ohio                                         Special Investments

         PanEuroLife                            Luxembourg                                   Life Insurance

         Pension Associates, Inc.               Wisconsin                                    Pension plan administration

         Portland Investment Services, Inc.     Oregon                                       NASD Registered Broker-Dealer

         Premier Agency, Inc.                   Iowa                                         Insurance Agency

         Riverview Agency, Inc.                 Texas                                        Stock Corporation

         Scottsdale Indemnity Company           Ohio                                         Insurance Company

         Scottsdale Insurance Company           Ohio                                         Insurance Company

         Scottsdale Surplus Lines Insurance     Arizona                                      Excess and Surplus Lines Insurance
         Company                                                                             Company

         SVM Sales GmbH, Neckura Insurance      Germany                                      Sales support for Neckura Insurance
         Group                                                                               Group

         Union Bond and Trust Company           Oregon                                       Oregon state bank with trust powers

         Villanova Capital, Inc.                Delaware                                     Holding Company



                                   114 of 126

                        COMPANY                 STATE/COUNTRY OF         NO. VOTING              PRINCIPAL BUSINESS
                                                ORGANIZATION             SECURITIES
                                                                        (SEE ATTACHED
                                                                         CHART UNLESS
                                                                          OTHERWISE
                                                                          INDICATED)


         Villanova Mutual Fund Capital Trust    Delaware                                     Business Trust

         Villanova SA Capital Trust             Delaware                                     Business Trust

         **Wausau Preferred Health Insurance    Wisconsin                                    Insurance and Reinsurance Company
         Company

         Western Heritage Insurance Company     Arizona                                      Excess and Surplus Lines Insurance
                                                                                             Company



                                   115 of 126

                        COMPANY                    STATE/COUNTRY OF     NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                     ORGANIZATION        (SEE ATTACHED CHART)
                                                                       UNLESS OTHERWISE INDICATED
      *  MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts

                                                                       Account
      *  NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

      *  Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

      *  Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

         Nationwide VA Separate Account-Q                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

      *  Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
         Account                                                       Account

         Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

      *  Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies


                                   116 of 126

                        COMPANY                    STATE/COUNTRY OF      NO. VOTING SECURITIES        PRINCIPAL BUSINESS
                                                     ORGANIZATION        (SEE ATTACHED CHART)
                                                                       UNLESS OTHERWISE INDICATED
         Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

      *  Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

         Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies

      *  Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

      *  Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

      *  Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

      *  Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

         Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies


                                   117 of 126

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 1999 was 49,026 and 1,331 respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and the Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

                     NAS also acts as principal underwriter for Nationwide Mutual Funds, Nationwide Separate Account Trust, and Nationwide Asset Allocation Trust, which are open-end management investment companies.




                                   120 of 126

              (b)    NATIONWIDE ADVISORY SERVICES, INC.
                          DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 Joseph J. Gasper                                                    President and Director
 One Nationwide Plaza
 Columbus, OH  43215

 Dimon R. McFerson                            Chairman of the Board of Directors and Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH  43215

 Robert A. Oakley                               Executive Vice President - Chief Financial Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215

 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215

 Paul J. Hondros                                                            Director
 One Nationwide Plaza
 Columbus, OH  43215

 Robert J. Woodward, Jr.                        Executive Vice President - Chief Investment Officer and Director
 One Nationwide Plaza
 Columbus, OH  43215

 Edwin P. McCausland, Jr.                                Senior Vice President-Fixed Income Securities
 One Nationwide Plaza
 Columbus, OH  43215

 Charles S. Bath                                                  Vice President - Investments
 One Nationwide Plaza
 Columbus, OH  43215

 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH  43215

 Dennis W. Click                                                  Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH  43215

 William G. Goslee                                                       Vice President
 One Nationwide Plaza
 Columbus, OH  43215

 James F. Laird, Jr.                                           Vice President and General Manager
 One Nationwide Plaza
 Columbus, OH  43215

 Joseph P. Rath                                                   Vice President - Compliance
 One Nationwide Plaza
 Columbus, OH  43215

 Christopher A. Cray                                                       Treasurer
 One Nationwide Plaza
 Columbus, OH  43215



                                   121 of 126

                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 Elizabeth A. Davin                                                   Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215

 David E. Simaitis                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215

 Patricia J. Smith                                                    Assistant Secretary
 One Nationwide Plaza
 Columbus, OH  43215

               (c)
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
Nationwide Advisory            N/A                      N/A                     N/A                N/A
Services, Inc.


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable




                                   122 of 126

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.



                                   123 of 126

                                   Offered by
                        Nationwide Life Insurance Company









                        NATIONWIDE LIFE INSURANCE COMPANY






                     Nationwide Multi-Flex Variable Account
                       Deferred Variable Annuity Contract







                                   PROSPECTUS





                                   May 1, 1999



                                   124 of 126

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the Nationwide Multi-Flex Variable Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                                        KPMG LLP

Columbus, Ohio
April 29, 1999



                                   125 of 126

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, NATIONWIDE MULTIFLEX VARIABLE ACCOUNT certifies that the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 17th day of September, 1999.

                                      NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                                    ------------------------------------------
                                                 (Registrant)

                                        NATIONWIDE LIFE INSURANCE COMPANY
                                    ------------------------------------------
                                                  (Depositor)

                                               By/s/JOSEPH P. RATH
                                    ------------------------------------------
                                                Joseph P. Rath
                                   Vice President- Product and Market Compliance

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 17th day of September, 1999.

              SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                       Director
---------------------------------------
Lewis J. Alphin

A. I. BELL                                            Director
---------------------------------------
A. I. Bell

KENNETH D. DAVIS                                      Director
---------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                        Director
---------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                      Director
---------------------------------------
Willard J. Engel

FRED C. FINNEY                                        Director
---------------------------------------
Fred C. Finney

JOSEPH J. GASPER                            President and Chief Operating
---------------------------------------         Officer and Director
Joseph J. Gasper

DIMON R. MCFERSON                           Chairman and Chief Executive
---------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                               Chairman of the Board and
---------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                  Director
---------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                         Executive Vice President and Chief
---------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                        Director
---------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                    Director
---------------------------------------
James F. Patterson

ARDEN L. SHISLER                                      Director                         By /s/ JOSEPH P. RATH
---------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                          Joseph P. Rath
                                                                                         Attorney-in-Fact
ROBERT L. STEWART                                     Director
---------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                       Director
---------------------------------------
Nancy C. Thomas




                                   126 of 126